UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09333

                     OPPENHEIMER MAIN STREET SMALL CAP FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                          Date of fiscal year end: JUNE

                      Date of reporting period: 06/30/2006

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Specialty Retail                                                            6.1%
--------------------------------------------------------------------------------
Insurance                                                                   4.7
--------------------------------------------------------------------------------
Oil & Gas                                                                   4.6
--------------------------------------------------------------------------------
Machinery                                                                   4.6
--------------------------------------------------------------------------------
Metals & Mining                                                             4.3
--------------------------------------------------------------------------------
Software                                                                    4.0
--------------------------------------------------------------------------------
Energy Equipment & Services                                                 4.0
--------------------------------------------------------------------------------
Commercial Services & Supplies                                              3.9
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               3.6
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    3.4

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Steel Dynamics, Inc.                                                        0.4%
--------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B                                           0.4
--------------------------------------------------------------------------------
Payless ShoeSource, Inc.                                                    0.4
--------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                                               0.3
--------------------------------------------------------------------------------
Transaction Systems Architects, Inc., Cl. A                                 0.3
--------------------------------------------------------------------------------
Veritas DGC, Inc.                                                           0.3
--------------------------------------------------------------------------------
Flowserve Corp.                                                             0.3
--------------------------------------------------------------------------------
Wabtec Corp.                                                                0.3
--------------------------------------------------------------------------------
Polycom, Inc.                                                               0.3
--------------------------------------------------------------------------------
Cymer, Inc.                                                                 0.3

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.


                   7 | OPPENHEIMER MAIN STREET SMALL CAP FUND

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TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

      Industrials                   19.5%
      Information Technology        19.0
      Consumer Discretionary        18.0
      Financials                    13.8
      Energy                         8.7
      Materials                      8.3
      Health Care                    6.9
      Consumer Staples               2.8
      Utilities                      2.1
      Telecommunication Services     0.9

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total market value of common stocks.
--------------------------------------------------------------------------------


                   8 | OPPENHEIMER MAIN STREET SMALL CAP FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JUNE 30, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For the 12-month period ended June 30, 2006, Oppenheimer Main Street Small Cap Fund produced total returns that were greater than that of its benchmark, the Russell 2000 Index, and higher than the average return of the funds reported in its peer group, the Lipper Small-Cap Core Fund Index. We attribute these results to the Fund's security selection process, which produced above-average returns in eight of the benchmark's ten economic sectors. Only the telecommunications and consumers staples areas, the smallest components of the benchmark, produced slightly lagging results.

      Strong returns from the Fund's security selection process were offset to a modest degree by its mild emphasis on stocks with market capitalizations toward the higher end of the small-cap range. However, this bias toward mid-cap stocks helped shelter the Fund from the full brunt of the market downturn that occurred during the final weeks of the reporting period.

      Our security selection process identified a number of opportunities among energy, materials and industrials stocks, leading us to establish mildly overweighted positions in those sectors, which fared particularly well in the expanding U.S. and global economies. Conversely, our statistical models found relatively few stocks meeting our criteria in the utilities, health care and financials sectors, enabling the Fund to participate more lightly than the benchmark in the lagging results they produced. The Fund's individual holdings in the industrials, health care and utilities areas produced some of the reporting period's more attractive returns, further supporting relative performance. We increased the Fund's exposure to information technology stocks from an underweighted position to one that was roughly in line with the benchmark.

      As of the end of the reporting period, our models have produced stronger signals indicating to us that mid-cap stocks generally have become more attractive than micro-cap stocks. Accordingly, we have increased the Fund's average weighted market capitalization. However, as of June 30, 2006, the Fund remained broadly diversified across 1,216 individual stocks representing all 10 of the benchmark's economic sectors. In our judgment, maintaining a broadly diversified, fully invested portfolio of stocks from all economic sectors is an effective way to manage the risks of small-cap investing.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until June 30, 2006. In the case of Class A, Class B, Class C and Class Y shares, performance is measured from inception of the classes on August 2, 1999. In the case of Class N


                   9 | OPPENHEIMER MAIN STREET SMALL CAP FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

shares, performance is measured from inception of the class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Russell 2000 Index and the Lipper Small-Cap Core Fund Index. The Russell 2000 Index is an unmanaged index of small-capitalization stocks. The Lipper Small-Cap Core Fund category includes the 30 largest mutual funds within the investment category as defined by Lipper. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                   10 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Oppenheimer Main Street Small Cap Fund (Class A)
      Russell 2000 Index
      Lipper Small-Cap Core Fund Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer Main   Russell 2000   Lipper Small-Cap
                Street Small Cap      Index           Core Fund
                 Fund (Class A)                         Index

  08/02/1999           9,425          10,000           10,000
  09/30/1999           9,557           9,632            9,626
  12/31/1999          12,125          11,409           11,450
  03/31/2000          12,994          12,217           12,632
  06/30/2000          13,947          11,755           12,430
  09/30/2000          14,608          11,885           12,779
  12/31/2000          13,356          11,064           12,244
  03/31/2001          12,916          10,344           11,313
  06/30/2001          15,015          11,822           13,051
  09/30/2001          12,756           9,364           10,768
  12/31/2001          15,082          11,339           13,117
  03/31/2002          15,562          11,791           13,585
  06/30/2002          15,122          10,806           12,406
  09/30/2002          12,572           8,493           10,014
  12/31/2002          12,672           9,016           10,594
  03/31/2003          12,162           8,611           10,047
  06/30/2003          14,782          10,629           12,113
  09/30/2003          16,123          11,593           12,997
  12/31/2003          18,563          13,277           14,928
  03/31/2004          19,493          14,108           15,838
  06/30/2004          19,523          14,175           16,086
  09/30/2004          19,313          13,770           15,856
  12/31/2004          22,122          15,711           17,669
  03/31/2005          21,494          14,872           17,116
  06/30/2005          22,222          15,514           17,641
  09/30/2005          23,577          16,242           18,693
  12/31/2005          24,335          16,426           19,005
  03/31/2006          27,438          18,716           21,212
  06/30/2006          26,270          17,775           20,202

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 6/30/06

1-Year  11.42%   5-Year  10.52%   Since Inception (8/2/99)  15.00%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "SINCE INCEPTION" RETURN FOR CLASS B DOES NOT INCLUDE ANY CONTINGENT SALES CHARGES ON REDEMPTION AND USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


                   11 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Oppenheimer Main Street Small Cap Fund (Class B)
      Russell 2000 Index
      Lipper Small-Cap Core Fund Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer Main   Russell 2000   Lipper Small-Cap
                Street Small Cap      Index           Core Fund
                 Fund (Class B)                         Index

  08/02/1999          10,000          10,000           10,000
  09/30/1999          10,130           9,632            9,626
  12/31/1999          12,824          11,409           11,450
  03/31/2000          13,726          12,217           12,632
  06/30/2000          14,708          11,755           12,430
  09/30/2000          15,369          11,885           12,779
  12/31/2000          14,020          11,064           12,244
  03/31/2001          13,531          10,344           11,313
  06/30/2001          15,707          11,822           13,051
  09/30/2001          13,319           9,364           10,768
  12/31/2001          15,725          11,339           13,117
  03/31/2002          16,193          11,791           13,585
  06/30/2002          15,704          10,806           12,406
  09/30/2002          13,028           8,493           10,014
  12/31/2002          13,113           9,016           10,594
  03/31/2003          12,561           8,611           10,047
  06/30/2003          15,237          10,629           12,113
  09/30/2003          16,585          11,593           12,997
  12/31/2003          19,049          13,277           14,928
  03/31/2004          19,962          14,108           15,838
  06/30/2004          19,951          14,175           16,086
  09/30/2004          19,707          13,770           15,856
  12/31/2004          22,530          15,711           17,669
  03/31/2005          21,837          14,872           17,116
  06/30/2005          22,541          15,514           17,641
  09/30/2005          23,896          16,242           18,693
  12/31/2005          24,665          16,426           19,005
  03/31/2006          27,809          18,716           21,212
  06/30/2006          26,626          17,775           20,202

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 6/30/06

1-Year  12.29%   5-Year  10.71%   Since Inception (8/2/99)  15.22%


                   12 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Oppenheimer Main Street Small Cap Fund (Class C)
      Russell 2000 Index
      Lipper Small-Cap Core Fund Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer Main   Russell 2000   Lipper Small-Cap
                Street Small Cap      Index           Core Fund
                 Fund (Class C)                         Index

  08/02/1999          10,000          10,000           10,000
  09/30/1999          10,130           9,632            9,626
  12/31/1999          12,824          11,409           11,450
  03/31/2000          13,726          12,217           12,632
  06/30/2000          14,708          11,755           12,430
  09/30/2000          15,369          11,885           12,779
  12/31/2000          14,030          11,064           12,244
  03/31/2001          13,541          10,344           11,313
  06/30/2001          15,717          11,822           13,051
  09/30/2001          13,319           9,364           10,768
  12/31/2001          15,725          11,339           13,117
  03/31/2002          16,192          11,791           13,585
  06/30/2002          15,703          10,806           12,406
  09/30/2002          13,038           8,493           10,014
  12/31/2002          13,113           9,016           10,594
  03/31/2003          12,571           8,611           10,047
  06/30/2003          15,247          10,629           12,113
  09/30/2003          16,595          11,593           12,997
  12/31/2003          19,069          13,277           14,928
  03/31/2004          19,993          14,108           15,838
  06/30/2004          19,982          14,175           16,086
  09/30/2004          19,738          13,770           15,856
  12/31/2004          22,571          15,711           17,669
  03/31/2005          21,890          14,872           17,116
  06/30/2005          22,594          15,514           17,641
  09/30/2005          23,921          16,242           18,693
  12/31/2005          24,646          16,426           19,005
  03/31/2006          27,750          18,716           21,212
  06/30/2006          26,514          17,775           20,202

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 6/30/06

1-Year  16.35%   5-Year  11.02%   Since Inception (8/2/99)  15.15%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "SINCE INCEPTION" RETURN FOR CLASS B DOES NOT INCLUDE ANY CONTINGENT SALES CHARGES ON REDEMPTION AND USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


                   13 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Oppenheimer Main Street Small Cap Fund (Class N)
      Russell 2000 Index
      Lipper Small-Cap Core Fund Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer Main   Russell 2000   Lipper Small-Cap
                Street Small Cap      Index           Core Fund
                 Fund (Class N)                         Index

  03/01/2001          10,000          10,000           10,000
  03/31/2001           9,542           9,511            9,527
  06/30/2001          11,086          10,870           10,991
  09/30/2001           9,409           8,610            9,068
  12/31/2001          11,121          10,426           11,046
  03/31/2002          11,469          10,841           11,440
  06/30/2002          11,129           9,935           10,448
  09/30/2002           9,258           7,809            8,433
  12/31/2002           9,325           8,290            8,922
  03/31/2003           8,947           7,918            8,461
  06/30/2003          10,863           9,772           10,201
  09/30/2003          11,839          10,659           10,945
  12/31/2003          13,613          12,207           12,571
  03/31/2004          14,286          12,972           13,338
  06/30/2004          14,294          13,033           13,546
  09/30/2004          14,131          12,661           13,353
  12/31/2004          16,178          14,445           14,880
  03/31/2005          15,705          13,674           14,414
  06/30/2005          16,227          14,264           14,856
  09/30/2005          17,198          14,933           15,742
  12/31/2005          17,734          15,103           16,004
  03/31/2006          19,980          17,208           17,864
  06/30/2006          19,115          16,343           17,013

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 6/30/06

1-Year  16.79%   5-Year  11.51%   Since Inception (3/1/01)  12.92%


                   14 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Oppenheimer Main Street Small Cap Fund (Class Y)
      Russell 2000 Index
      Lipper Small-Cap Core Fund Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer Main   Russell 2000    Lipper Small-Cap
                Street Small Cap      Index           Core Fund
                 Fund (Class Y)                         Index

  08/02/1999          10,000          10,000           10,000
  09/30/1999          10,140           9,632            9,626
  12/31/1999          12,874          11,409           11,450
  03/31/2000          13,816          12,217           12,632
  06/30/2000          14,848          11,755           12,430
  09/30/2000          15,570          11,885           12,779
  12/31/2000          14,240          11,064           12,244
  03/31/2001          13,784          10,344           11,313
  06/30/2001          16,021          11,822           13,051
  09/30/2001          13,625           9,364           10,768
  12/31/2001          16,135          11,339           13,117
  03/31/2002          16,655          11,791           13,585
  06/30/2002          16,199          10,806           12,406
  09/30/2002          13,504           8,493           10,014
  12/31/2002          13,632           9,016           10,594
  03/31/2003          13,101           8,611           10,047
  06/30/2003          15,944          10,629           12,113
  09/30/2003          17,408          11,593           12,997
  12/31/2003          20,071          13,277           14,928
  03/31/2004          21,100          14,108           15,838
  06/30/2004          21,153          14,175           16,086
  09/30/2004          20,962          13,770           15,856
  12/31/2004          24,037          15,711           17,669
  03/31/2005          23,384          14,872           17,116
  06/30/2005          24,200          15,514           17,641
  09/30/2005          25,704          16,242           18,693
  12/31/2005          26,565          16,426           19,005
  03/31/2006          30,002          18,716           21,212
  06/30/2006          28,757          17,775           20,202

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 6/30/06

1-Year  18.83%   5-Year  12.41%   Since Inception (8/2/99)  16.51%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "SINCE INCEPTION" RETURN FOR CLASS B DOES NOT INCLUDE ANY CONTINGENT SALES CHARGES ON REDEMPTION AND USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


                   15 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B does not include any contingent sales charges on redemption and uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 8/2/99. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   16 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                   17 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                            BEGINNING          ENDING            EXPENSES
                            ACCOUNT            ACCOUNT           PAID DURING
                            VALUE              VALUE             6 MONTHS ENDED
                            (1/1/06)           (6/30/06)         JUNE 30, 2006
--------------------------------------------------------------------------------
Class A Actual              $1,000.00          $1,079.50         $5.89
--------------------------------------------------------------------------------
Class A Hypothetical         1,000.00           1,019.14          5.72
--------------------------------------------------------------------------------
Class B Actual               1,000.00           1,075.50          9.77
--------------------------------------------------------------------------------
Class B Hypothetical         1,000.00           1,015.42          9.49
--------------------------------------------------------------------------------
Class C Actual               1,000.00           1,075.80          9.56
--------------------------------------------------------------------------------
Class C Hypothetical         1,000.00           1,015.62          9.29
--------------------------------------------------------------------------------
Class N Actual               1,000.00           1,077.90          7.60
--------------------------------------------------------------------------------
Class N Hypothetical         1,000.00           1,017.50          7.38
--------------------------------------------------------------------------------
Class Y Actual               1,000.00           1,082.50          3.36
--------------------------------------------------------------------------------
Class Y Hypothetical         1,000.00           1,021.57          3.26

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2006 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        1.14%
------------------------
Class B        1.89
------------------------
Class C        1.85
------------------------
Class N        1.47
------------------------
Class Y        0.65

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                   18 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  June 30, 2006
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.8%
---------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--17.8%
---------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.2%
Aftermarket Technology Corp. 1                                                             153,700   $     3,819,445
---------------------------------------------------------------------------------------------------------------------
ArvinMeritor, Inc.                                                                         658,300        11,316,177
---------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                               96,400         5,453,348
---------------------------------------------------------------------------------------------------------------------
Borg-Warner Automotive, Inc.                                                                28,500         1,855,350
---------------------------------------------------------------------------------------------------------------------
Drew Industries, Inc. 1,2                                                                   15,100           489,240
---------------------------------------------------------------------------------------------------------------------
GenTek, Inc. 1                                                                              11,900           319,515
---------------------------------------------------------------------------------------------------------------------
IMPCO Technologies, Inc. 1,2                                                                27,900           297,693
---------------------------------------------------------------------------------------------------------------------
Lear Corp. 2                                                                               281,600         6,254,336
---------------------------------------------------------------------------------------------------------------------
Modine Manufacturing Co. 2                                                                 193,700         4,524,832
---------------------------------------------------------------------------------------------------------------------
Sauer-Danfoss, Inc. 2                                                                       87,400         2,221,708
---------------------------------------------------------------------------------------------------------------------
Shiloh Industries, Inc. 1                                                                   31,500           473,760
---------------------------------------------------------------------------------------------------------------------
Tenneco, Inc. 1                                                                            494,300        12,851,800
---------------------------------------------------------------------------------------------------------------------
TRW Automotive Holdings Corp. 1                                                             48,400         1,320,352
                                                                                                     ----------------
                                                                                                          51,197,556

---------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.1%
Thor Industries, Inc. 2                                                                     96,800         4,689,960
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Building Materials Holding Corp. 2                                                          17,988           501,326
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.3%
Alderwoods Group, Inc. 1,2                                                                 119,600         2,327,416
---------------------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc. 1,2                                                   2,900           109,301
---------------------------------------------------------------------------------------------------------------------
Career Education Corp. 1                                                                    84,200         2,516,738
---------------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc. 1                                                                265,700         3,815,452
---------------------------------------------------------------------------------------------------------------------
DeVry, Inc. 1                                                                              289,600         6,362,512
---------------------------------------------------------------------------------------------------------------------
INVESTools, Inc. 1                                                                         111,400           884,516

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES Continued
ITT Educational Services, Inc. 1                                                            55,500   $     3,652,455
---------------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc.                                                           381,300        11,953,755
---------------------------------------------------------------------------------------------------------------------
Regis Corp.                                                                                133,497         4,753,828
---------------------------------------------------------------------------------------------------------------------
Sotheby's 1,2                                                                              315,700         8,287,125
---------------------------------------------------------------------------------------------------------------------
Steiner Leisure Ltd. 1,2                                                                    97,800         3,866,034
---------------------------------------------------------------------------------------------------------------------
Stewart Enterprises, Inc. 2                                                                380,500         2,187,875
---------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc.                                                                     39,300         3,816,816
---------------------------------------------------------------------------------------------------------------------
Vertrue, Inc. 1,2                                                                           24,300         1,045,629
                                                                                                     ----------------
                                                                                                          55,579,452

---------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.6%
AFC Enterprises, Inc. 1,2                                                                  144,100         1,837,275
---------------------------------------------------------------------------------------------------------------------
Ambassadors Group, Inc. 2                                                                  109,500         3,162,360
---------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc.                                                                      5,500           106,975
---------------------------------------------------------------------------------------------------------------------
Aztar Corp. 1,2                                                                            178,200         9,259,272
---------------------------------------------------------------------------------------------------------------------
Bally Total Fitness Holding Corp. 1,2                                                       28,900           195,942
---------------------------------------------------------------------------------------------------------------------
Bluegreen Corp. 1,2                                                                          7,100            81,366
---------------------------------------------------------------------------------------------------------------------
Bob Evans Farms, Inc. 2                                                                    312,700         9,384,127
---------------------------------------------------------------------------------------------------------------------
Brinker International, Inc.                                                                125,800         4,566,540
---------------------------------------------------------------------------------------------------------------------
Buffalo Wild Wings, Inc. 1                                                                  64,700         2,478,657
---------------------------------------------------------------------------------------------------------------------
Burger King Holdings, Inc. 1,2                                                             173,100         2,726,325
---------------------------------------------------------------------------------------------------------------------
CBRL Group, Inc. 2                                                                         168,900         5,729,088
---------------------------------------------------------------------------------------------------------------------
Choice Hotels International, Inc. 2                                                         78,000         4,726,800
---------------------------------------------------------------------------------------------------------------------
CKE Restaurants, Inc. 2                                                                    546,200         9,072,382
---------------------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                                   104,100         4,101,540
---------------------------------------------------------------------------------------------------------------------
Denny's Corp. 1,2                                                                          631,000         2,328,390
---------------------------------------------------------------------------------------------------------------------
Domino's Pizza, Inc.                                                                       384,600         9,515,004


                   19 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Dover Downs Gaming & Entertainment, Inc. 2                                                 176,700   $     3,470,388
---------------------------------------------------------------------------------------------------------------------
IHOP Corp. 2                                                                               203,100         9,765,048
---------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc. 1,2                                                            115,500         2,962,575
---------------------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                                                    299,800        11,752,160
---------------------------------------------------------------------------------------------------------------------
Landry's Restaurants, Inc. 2                                                                92,200         2,991,890
---------------------------------------------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc. 2                                                          900            23,607
---------------------------------------------------------------------------------------------------------------------
Luby's, Inc. 1,2                                                                           179,900         1,876,357
---------------------------------------------------------------------------------------------------------------------
Marcus Corp. (The) 2                                                                        22,400           467,712
---------------------------------------------------------------------------------------------------------------------
McCormick & Schmick's Seafood Restaurants, Inc. 1                                          141,400         3,365,320
---------------------------------------------------------------------------------------------------------------------
Monarch Casino & Resort, Inc. 1,2                                                           84,100         2,364,892
---------------------------------------------------------------------------------------------------------------------
Morton's Restaurant Group, Inc. 1                                                           17,400           266,568
---------------------------------------------------------------------------------------------------------------------
MTR Gaming Group, Inc. 1,2                                                                  92,600           868,588
---------------------------------------------------------------------------------------------------------------------
Multimedia Games, Inc. 1,2                                                                 179,700         1,820,361
---------------------------------------------------------------------------------------------------------------------
Navigant International, Inc. 1,2                                                            28,900           463,267
---------------------------------------------------------------------------------------------------------------------
O'Charley's, Inc. 1,2                                                                       17,600           299,200
---------------------------------------------------------------------------------------------------------------------
Papa John's International, Inc. 1,2                                                        165,500         5,494,600
---------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc. 1,2                                                           216,700         6,641,855
---------------------------------------------------------------------------------------------------------------------
Rare Hospitality International, Inc. 1,2                                                   288,400         8,294,384
---------------------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                                                           5,100           124,491
---------------------------------------------------------------------------------------------------------------------
Ryan's Restaurant Group, Inc. 1                                                             73,000           869,430
---------------------------------------------------------------------------------------------------------------------
Shuffle Master, Inc. 1,2                                                                   157,000         5,146,460
---------------------------------------------------------------------------------------------------------------------
Six Flags, Inc. 1,2                                                                        473,300         2,659,946
---------------------------------------------------------------------------------------------------------------------
Speedway Motorsports, Inc.                                                                  36,900         1,392,606
---------------------------------------------------------------------------------------------------------------------
Sunterra Corp. 1,2                                                                         162,700         1,666,048

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Tim Hortons, Inc. 1,2                                                                       70,600   $     1,817,950
---------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc. 1,2                                                                     261,700         9,709,070
                                                                                                     ----------------
                                                                                                         155,846,816

---------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.6%
American Greetings Corp., Cl. A 2                                                          445,500         9,359,955
---------------------------------------------------------------------------------------------------------------------
Avatar Holdings, Inc. 1,2                                                                    5,100           290,547
---------------------------------------------------------------------------------------------------------------------
Champion Enterprises, Inc. 1,2                                                             463,800         5,120,352
---------------------------------------------------------------------------------------------------------------------
CSS Industries, Inc. 2                                                                       4,492           129,145
---------------------------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc. 2                                                              314,300        11,487,665
---------------------------------------------------------------------------------------------------------------------
Furniture Brands International, Inc. 2                                                     485,000        10,107,400
---------------------------------------------------------------------------------------------------------------------
Hooker Furniture Corp. 2                                                                    20,500           343,785
---------------------------------------------------------------------------------------------------------------------
Interface, Inc., Cl. A 1,2                                                                 275,100         3,149,895
---------------------------------------------------------------------------------------------------------------------
Kimball International, Inc., Cl. B 2                                                        45,100           888,921
---------------------------------------------------------------------------------------------------------------------
La-Z-Boy, Inc. 2                                                                           526,700         7,373,800
---------------------------------------------------------------------------------------------------------------------
Leggett & Platt, Inc.                                                                      244,500         6,107,610
---------------------------------------------------------------------------------------------------------------------
Lifetime Brands, Inc. 2                                                                     23,200           502,744
---------------------------------------------------------------------------------------------------------------------
Mestek, Inc. 1,2                                                                               900            14,940
---------------------------------------------------------------------------------------------------------------------
National Presto Industries, Inc. 2                                                           6,100           318,908
---------------------------------------------------------------------------------------------------------------------
Palm Harbor Homes, Inc. 1,2                                                                 14,600           256,814
---------------------------------------------------------------------------------------------------------------------
Sealy Corp. 1                                                                               11,200           148,624
---------------------------------------------------------------------------------------------------------------------
Skyline Corp. 2                                                                              2,100            89,838
---------------------------------------------------------------------------------------------------------------------
Snap-On, Inc. 2                                                                            156,700         6,333,814
---------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp. 2                                                                   101,200         2,600,840
---------------------------------------------------------------------------------------------------------------------
Stanley Furniture Co., Inc. 2                                                               99,100         2,375,427
---------------------------------------------------------------------------------------------------------------------
Tupperware Brands Corp.                                                                     14,500           285,505
                                                                                                     ----------------
                                                                                                          67,286,529


                   20 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.1%
Blair Corp.                                                                                  8,707   $       259,033
---------------------------------------------------------------------------------------------------------------------
Blue Nile, Inc. 1,2                                                                         20,100           646,416
---------------------------------------------------------------------------------------------------------------------
FTD Group, Inc. 1,2                                                                         18,100           244,350
---------------------------------------------------------------------------------------------------------------------
PetMed Express, Inc. 1,2                                                                    90,100           988,397
---------------------------------------------------------------------------------------------------------------------
Sportsman's Guide, Inc. 1                                                                   11,700           356,850
---------------------------------------------------------------------------------------------------------------------
Stamps.com, Inc. 1,2                                                                        52,400         1,457,768
---------------------------------------------------------------------------------------------------------------------
ValueVision Media, Inc., Cl. A 1,2                                                          80,300           885,709
                                                                                                     ----------------
                                                                                                           4,838,523

---------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Callaway Golf Co.                                                                          161,600         2,099,184
---------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                               208,600         3,777,746
---------------------------------------------------------------------------------------------------------------------
JAKKS Pacific, Inc. 1,2                                                                    188,600         3,788,974
---------------------------------------------------------------------------------------------------------------------
Marvel Entertainment, Inc. 1,2                                                             172,700         3,454,000
---------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc. 1,2                                                      48,300         1,184,316
                                                                                                     ----------------
                                                                                                          14,304,220

---------------------------------------------------------------------------------------------------------------------
MEDIA--0.8%
Catalina Marketing Corp. 2                                                                 181,700         5,171,182
---------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.                                                                   6,100            54,290
---------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., Cl. A 1,2                                                                 278,700         4,018,854
---------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., Cl. A 1,2                                                             132,500         1,413,775
---------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., Cl. A 1,2                                                       83,600         1,307,504
---------------------------------------------------------------------------------------------------------------------
Entravision Communications Corp. 1                                                          86,400           740,448
---------------------------------------------------------------------------------------------------------------------
Harris Interactive, Inc. 1,2                                                                10,800            61,560
---------------------------------------------------------------------------------------------------------------------
Knology, Inc. 1                                                                             22,100           205,530
---------------------------------------------------------------------------------------------------------------------
Live Nation 1                                                                               14,200           289,112

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
MEDIA Continued
LodgeNet Entertainment Corp. 1,2                                                            23,900   $       445,735
---------------------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                              14,100           698,514
---------------------------------------------------------------------------------------------------------------------
Readers Digest Assn., Inc. (The), Cl. A, Non-Vtg. 2                                        480,400         6,706,384
---------------------------------------------------------------------------------------------------------------------
Scholastic Corp. 1                                                                           7,465           193,866
---------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A 2                                                    340,800         2,917,248
---------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., Cl. A 1,2                                                17,900            91,469
---------------------------------------------------------------------------------------------------------------------
Wiley (John) & Sons, Inc., Cl. A                                                            89,500         2,971,400
---------------------------------------------------------------------------------------------------------------------
World Wrestling Federation Entertainment, Inc. 2                                           304,500         5,143,005
                                                                                                     ----------------
                                                                                                          32,429,876

---------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
99 CentsOnly Stores 1,2                                                                    258,500         2,703,910
---------------------------------------------------------------------------------------------------------------------
Big Lots, Inc. 1,2                                                                         787,000        13,441,960
---------------------------------------------------------------------------------------------------------------------
Bon-Ton Stores, Inc. 2                                                                      83,400         1,824,792
---------------------------------------------------------------------------------------------------------------------
Conn's, Inc. 1,2                                                                           103,300         2,742,615
---------------------------------------------------------------------------------------------------------------------
Dillard's, Inc., Cl. A 2                                                                   256,500         8,169,525
---------------------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                                                                 242,500         6,426,250
---------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                 235,400         5,750,822
---------------------------------------------------------------------------------------------------------------------
Fred's, Inc. 2                                                                              21,800           291,030
---------------------------------------------------------------------------------------------------------------------
Retail Ventures, Inc. 1,2                                                                  155,300         2,767,446
                                                                                                     ----------------
                                                                                                          44,118,350

---------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--6.1%
American Eagle Outfitters, Inc.                                                            111,500         3,795,460
---------------------------------------------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                                                                   144,200         6,255,396
---------------------------------------------------------------------------------------------------------------------
Asbury Automotive Group, Inc. 1                                                             99,400         2,081,436
---------------------------------------------------------------------------------------------------------------------
AutoNation, Inc. 1                                                                          87,128         1,868,024


                   21 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Barnes & Noble, Inc.                                                                       176,100   $     6,427,650
---------------------------------------------------------------------------------------------------------------------
Buckle, Inc. (The) 2                                                                       107,300         4,492,651
---------------------------------------------------------------------------------------------------------------------
Build-A-Bear-Workshop, Inc. 1,2                                                             31,000           666,810
---------------------------------------------------------------------------------------------------------------------
Cache, Inc. 1,2                                                                             55,400           960,636
---------------------------------------------------------------------------------------------------------------------
Casual Male Retail Group, Inc. 1,2                                                         259,500         2,607,975
---------------------------------------------------------------------------------------------------------------------
Cato Corp., Cl. A 2                                                                        213,050         5,507,343
---------------------------------------------------------------------------------------------------------------------
Charlotte Russe Holding, Inc. 1,2                                                          144,700         3,464,118
---------------------------------------------------------------------------------------------------------------------
Charming Shoppes, Inc. 1,2                                                               1,041,900        11,710,956
---------------------------------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1,2                                                   133,000         7,986,650
---------------------------------------------------------------------------------------------------------------------
Christopher & Banks Corp. 2                                                                267,900         7,769,100
---------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                                               223,900         6,094,558
---------------------------------------------------------------------------------------------------------------------
Claire's Stores, Inc.                                                                      152,400         3,887,724
---------------------------------------------------------------------------------------------------------------------
CSK Auto Corp. 1,2                                                                          20,200           241,794
---------------------------------------------------------------------------------------------------------------------
Deb Shops, Inc. 2                                                                            3,800            91,618
---------------------------------------------------------------------------------------------------------------------
Dick's Sporting Goods, Inc. 1                                                              134,100         5,310,360
---------------------------------------------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1,2                                                                 429,900        10,897,965
---------------------------------------------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A 2                                                            64,700           765,401
---------------------------------------------------------------------------------------------------------------------
GameStop Corp., Cl. A 1,2                                                                  119,200         5,006,400
---------------------------------------------------------------------------------------------------------------------
Genesco, Inc. 1,2                                                                          220,300         7,461,561
---------------------------------------------------------------------------------------------------------------------
Group 1 Automotive, Inc.                                                                   184,400        10,389,096
---------------------------------------------------------------------------------------------------------------------
Guess?, Inc. 1,2                                                                           236,500         9,873,875
---------------------------------------------------------------------------------------------------------------------
Gymboree Corp. 1                                                                           364,000        12,652,640
---------------------------------------------------------------------------------------------------------------------
Haverty Furniture Cos., Inc. 2                                                              49,000           768,810
---------------------------------------------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc. 1,2                                                           255,280         6,101,192
---------------------------------------------------------------------------------------------------------------------
Lithia Motors, Inc., Cl. A 2                                                                70,600         2,140,592

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Men's Wearhouse, Inc. (The)                                                                323,200   $     9,792,960
---------------------------------------------------------------------------------------------------------------------
Midas, Inc. 1,2                                                                              7,700           141,680
---------------------------------------------------------------------------------------------------------------------
Monro Muffler Brake, Inc.                                                                    3,600           117,216
---------------------------------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                                             58,700         2,392,025
---------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The) 1,2                                                                     185,400        10,667,916
---------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                                                                 562,100        15,272,257
---------------------------------------------------------------------------------------------------------------------
RadioShack Corp. 2                                                                         204,400         2,861,600
---------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc. 1,2                                                                    323,200         8,034,752
---------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                          128,900         3,615,645
---------------------------------------------------------------------------------------------------------------------
Select Comfort Corp. 1,2                                                                   431,250         9,905,813
---------------------------------------------------------------------------------------------------------------------
Shoe Carnival, Inc. 1,2                                                                     91,000         2,171,260
---------------------------------------------------------------------------------------------------------------------
Sonic Automotive, Inc. 2                                                                   312,800         6,937,904
---------------------------------------------------------------------------------------------------------------------
Stage Stores, Inc. 2                                                                       282,800         9,332,400
---------------------------------------------------------------------------------------------------------------------
Stein Mart, Inc.                                                                            60,500           895,400
---------------------------------------------------------------------------------------------------------------------
Syms Corp. 1                                                                                 7,400           136,160
---------------------------------------------------------------------------------------------------------------------
Talbots, Inc. (The) 2                                                                      271,600         5,011,020
---------------------------------------------------------------------------------------------------------------------
Too, Inc. 1                                                                                337,200        12,945,108
---------------------------------------------------------------------------------------------------------------------
Trans World Entertainment Corp. 1,2                                                         23,300           168,226
---------------------------------------------------------------------------------------------------------------------
United Auto Group, Inc. 2                                                                  482,200        10,294,970
---------------------------------------------------------------------------------------------------------------------
United Retail Group, Inc. 1,2                                                               46,500           721,215
---------------------------------------------------------------------------------------------------------------------
Wet Seal, Inc., Cl. A 1,2                                                                  469,600         2,291,648
                                                                                                     ----------------
                                                                                                         260,984,966

---------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.7%
Brown Shoe Co., Inc.                                                                       275,600         9,392,448
---------------------------------------------------------------------------------------------------------------------
Cherokee, Inc. 2                                                                            49,900         2,063,864
---------------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co. 1,2                                                                 72,400         3,276,824
---------------------------------------------------------------------------------------------------------------------
Deckers Outdoor Corp. 1,2                                                                   72,600         2,799,456
---------------------------------------------------------------------------------------------------------------------
Jones Apparel Group, Inc.                                                                   94,800         3,013,692


                   22 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS Continued
Kellwood Co. 2                                                                             224,600   $     6,574,042
---------------------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                                        152,800         5,662,768
---------------------------------------------------------------------------------------------------------------------
Phillips/Van Heusen Corp.                                                                  259,800         9,913,968
---------------------------------------------------------------------------------------------------------------------
Russell Corp. 2                                                                             18,900           343,224
---------------------------------------------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A 1                                                             374,700         9,034,017
---------------------------------------------------------------------------------------------------------------------
Steven Madden Ltd.                                                                         233,850         6,926,637
---------------------------------------------------------------------------------------------------------------------
Stride Rite Corp.                                                                           78,800         1,039,372
---------------------------------------------------------------------------------------------------------------------
Warnaco Group, Inc. (The) 1,2                                                               80,900         1,511,212
---------------------------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc. 2                                                               456,200        10,643,146
                                                                                                     ----------------
                                                                                                          72,194,670

---------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.7%
---------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.2%
Boston Beer Co., Inc., Cl. A 1,2                                                            61,600         1,804,264
---------------------------------------------------------------------------------------------------------------------
Hansen Natural Corp. 1,2                                                                    17,400         3,312,438
---------------------------------------------------------------------------------------------------------------------
Jones Soda Co. 1,2                                                                          26,600           239,400
---------------------------------------------------------------------------------------------------------------------
MGP Ingredients, Inc. 2                                                                     31,500           731,430
---------------------------------------------------------------------------------------------------------------------
National Beverage Corp. 2                                                                   83,200         1,193,920
---------------------------------------------------------------------------------------------------------------------
PepsiAmericas, Inc.                                                                          7,100           156,981
                                                                                                     ----------------
                                                                                                           7,438,433

---------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.2%
Andersons, Inc. (The) 2                                                                    100,400         4,177,644
---------------------------------------------------------------------------------------------------------------------
Arden Group, Inc., Cl. A 2                                                                  10,198         1,154,108
---------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. 1,2                                                               19,400           549,990
---------------------------------------------------------------------------------------------------------------------
Casey's General Stores, Inc. 2                                                             375,700         9,396,257
---------------------------------------------------------------------------------------------------------------------
Ingles Markets, Inc., Cl. A 2                                                               11,500           195,500
---------------------------------------------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                                                    276,200        12,600,244

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING Continued
Nash Finch Co. 2                                                                            14,000   $       298,060
---------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. 1                                                                     97,776           920,072
---------------------------------------------------------------------------------------------------------------------
Performance Food Group Co. 1,2                                                             377,700        11,474,526
---------------------------------------------------------------------------------------------------------------------
Smart & Final, Inc. 1,2                                                                     65,000         1,094,600
---------------------------------------------------------------------------------------------------------------------
Spartan Stores, Inc. 2                                                                      65,100           952,413
---------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                            157,400         4,832,180
---------------------------------------------------------------------------------------------------------------------
Weis Markets, Inc. 2                                                                        37,100         1,528,520
---------------------------------------------------------------------------------------------------------------------
Wild Oats Markets, Inc. 1,2                                                                170,500         3,341,800
                                                                                                     ----------------
                                                                                                          52,515,914

---------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.8%
Corn Products International, Inc.                                                           18,400           563,040
---------------------------------------------------------------------------------------------------------------------
Darling International, Inc. 1,2                                                             59,500           269,535
---------------------------------------------------------------------------------------------------------------------
Dean Foods Co. 1                                                                            41,700         1,550,823
---------------------------------------------------------------------------------------------------------------------
Del Monte Foods Co.                                                                        664,700         7,464,581
---------------------------------------------------------------------------------------------------------------------
Delta & Pine Land Co. 2                                                                    207,900         6,112,260
---------------------------------------------------------------------------------------------------------------------
Flowers Foods, Inc. 2                                                                      343,200         9,829,248
---------------------------------------------------------------------------------------------------------------------
Hain Celestial Group, Inc. 1,2                                                              56,600         1,458,016
---------------------------------------------------------------------------------------------------------------------
J&J Snack Foods Corp. 2                                                                     84,646         2,799,243
---------------------------------------------------------------------------------------------------------------------
Lance, Inc. 2                                                                               38,900           895,478
---------------------------------------------------------------------------------------------------------------------
Premium Standard Farms, Inc. 2                                                              83,600         1,356,828
---------------------------------------------------------------------------------------------------------------------
Seaboard Corp. 2                                                                             3,000         3,840,000
                                                                                                     ----------------
                                                                                                          36,139,052

---------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Energizer Holdings, Inc. 1                                                                  60,000         3,514,200
---------------------------------------------------------------------------------------------------------------------
WD-40 Co. 2                                                                                 41,400         1,389,798
                                                                                                     ----------------
                                                                                                           4,903,998

---------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Chattem, Inc. 1,2                                                                           60,600         1,840,422


                   23 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS Continued
Inter Parfums, Inc. 2                                                                       18,900   $       325,458
---------------------------------------------------------------------------------------------------------------------
Mannatech, Inc. 2                                                                          125,027         1,576,590
---------------------------------------------------------------------------------------------------------------------
NBTY, Inc. 1,2                                                                             138,600         3,313,926
---------------------------------------------------------------------------------------------------------------------
Parlux Fragrances, Inc. 1,2                                                                200,200         1,939,938
                                                                                                     ----------------
                                                                                                           8,996,334

---------------------------------------------------------------------------------------------------------------------
TOBACCO--0.2%
Loews Corp./Carolina Group                                                                 111,400         5,722,618
---------------------------------------------------------------------------------------------------------------------
Vector Group Ltd. 2                                                                        174,660         2,838,225
                                                                                                     ----------------
                                                                                                           8,560,843

---------------------------------------------------------------------------------------------------------------------
ENERGY--8.6%
---------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.0%
CHC Helicopter Corp., Cl. A                                                                 58,600         1,401,612
---------------------------------------------------------------------------------------------------------------------
Dril-Quip, Inc. 1,2                                                                         84,700         6,982,668
---------------------------------------------------------------------------------------------------------------------
Ensign Energy Services, Inc.                                                               304,800         6,263,650
---------------------------------------------------------------------------------------------------------------------
Global Industries Ltd. 1,2                                                                 147,348         2,460,712
---------------------------------------------------------------------------------------------------------------------
Grey Wolf, Inc. 1,2                                                                      1,473,800        11,348,260
---------------------------------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc. 1,2                                                                 42,200         1,090,026
---------------------------------------------------------------------------------------------------------------------
Helix Energy Solutions Group, Inc. 1,2                                                      58,200         2,348,952
---------------------------------------------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                                                     36,800         2,217,568
---------------------------------------------------------------------------------------------------------------------
Hydril Co. 1,2                                                                               4,700           369,044
---------------------------------------------------------------------------------------------------------------------
Leader Energy Services Ltd. 1,3                                                            612,800         1,811,556
---------------------------------------------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                                                             213,000        11,506,260
---------------------------------------------------------------------------------------------------------------------
Lufkin Industries, Inc. 2                                                                   92,700         5,509,161
---------------------------------------------------------------------------------------------------------------------
Matrix Service Co. 1,2                                                                     109,900         1,257,256
---------------------------------------------------------------------------------------------------------------------
Maverick Tube Corp. 1,2                                                                    124,400         7,860,836

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Mullen Group Income Fund                                                                    34,600   $       929,266
---------------------------------------------------------------------------------------------------------------------
NATCO Group, Inc., Cl. A 1,2                                                                69,200         2,781,840
---------------------------------------------------------------------------------------------------------------------
NS Group, Inc. 1,2                                                                         229,000        12,613,320
---------------------------------------------------------------------------------------------------------------------
Oceaneering International, Inc. 1,2                                                        237,000        10,866,450
---------------------------------------------------------------------------------------------------------------------
Parker Drilling Co. 1,2                                                                    807,800         5,800,004
---------------------------------------------------------------------------------------------------------------------
Pason Systems, Inc.                                                                        160,000         2,343,456
---------------------------------------------------------------------------------------------------------------------
Prairie Schooner Petroleum Ltd. 1,3                                                         13,800           188,895
---------------------------------------------------------------------------------------------------------------------
RPC, Inc. 2                                                                                190,900         4,635,052
---------------------------------------------------------------------------------------------------------------------
Technicoil Corp. 1                                                                          92,900           199,731
---------------------------------------------------------------------------------------------------------------------
Technicoil Corp. 1                                                                         577,100         1,240,742
---------------------------------------------------------------------------------------------------------------------
Tetra Technologies, Inc. 1,2                                                               262,600         7,954,154
---------------------------------------------------------------------------------------------------------------------
Tidewater, Inc.                                                                            103,400         5,087,280
---------------------------------------------------------------------------------------------------------------------
Todco, Cl. A                                                                               130,400         5,326,840
---------------------------------------------------------------------------------------------------------------------
Trican Well Service Ltd.                                                                   214,400         4,283,006
---------------------------------------------------------------------------------------------------------------------
Trico Marine Services, Inc. 1,2                                                             47,400         1,611,600
---------------------------------------------------------------------------------------------------------------------
Unit Corp. 1                                                                               130,000         7,395,700
---------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1                                                     170,500        10,736,385
---------------------------------------------------------------------------------------------------------------------
Veritas DGC, Inc. 1,2                                                                      280,100        14,447,558
---------------------------------------------------------------------------------------------------------------------
W-H Energy Services, Inc. 1,2                                                              196,400         9,983,012
---------------------------------------------------------------------------------------------------------------------
Western Lakota Energy Sevices, Inc. 1                                                       71,800           945,499
---------------------------------------------------------------------------------------------------------------------
Willbros Group, Inc. 1,2                                                                    39,900           755,706
                                                                                                     ----------------
                                                                                                         172,553,057

---------------------------------------------------------------------------------------------------------------------
OIL & GAS--4.6%
Alberta Clipper Energy, Inc. 1                                                              93,278           369,335
---------------------------------------------------------------------------------------------------------------------
Atlas America, Inc. 1,2                                                                     41,000         1,837,210
---------------------------------------------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                                                        728,400         3,262,564
---------------------------------------------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                                                        162,100           726,059


                   24 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
Berry Petroleum Co., Cl. A 2                                                               129,600   $     4,296,240
---------------------------------------------------------------------------------------------------------------------
Birchcliff Energy Ltd. 1                                                                    44,200           211,834
---------------------------------------------------------------------------------------------------------------------
Callon Petroleum Co. 1,2                                                                   147,400         2,850,716
---------------------------------------------------------------------------------------------------------------------
Capitol Energy Resources Ltd. 1                                                            275,500         1,206,840
---------------------------------------------------------------------------------------------------------------------
Celtic Exploration Ltd. 1                                                                   66,100           756,156
---------------------------------------------------------------------------------------------------------------------
Celtic Exploration Ltd. 1                                                                   52,200           581,620
---------------------------------------------------------------------------------------------------------------------
Chamaelo Exploration Ltd. 1                                                                544,480         2,458,281
---------------------------------------------------------------------------------------------------------------------
Cimarex Energy Co. 2                                                                       177,100         7,615,300
---------------------------------------------------------------------------------------------------------------------
Clear Energy, Inc. 1                                                                       425,566         1,357,175
---------------------------------------------------------------------------------------------------------------------
Comstock Resources, Inc. 1,2                                                               409,700        12,233,642
---------------------------------------------------------------------------------------------------------------------
Crew Energy, Inc. 1                                                                         59,129           709,781
---------------------------------------------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                                                      143,100         1,326,780
---------------------------------------------------------------------------------------------------------------------
Delphi Energy Corp. 1                                                                       20,000            75,249
---------------------------------------------------------------------------------------------------------------------
Delphi Energy Corp. 1                                                                      315,000         1,185,165
---------------------------------------------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                                                        46,000         1,614,924
---------------------------------------------------------------------------------------------------------------------
Edge Petroleum Corp. 1,2                                                                   131,800         2,633,364
---------------------------------------------------------------------------------------------------------------------
Ember Resources, Inc. 1                                                                     49,278           144,792
---------------------------------------------------------------------------------------------------------------------
Ember Resources, Inc. 1                                                                    105,300           309,401
---------------------------------------------------------------------------------------------------------------------
EXCO Resources, Inc. 1                                                                      80,200           914,280
---------------------------------------------------------------------------------------------------------------------
Exploration Co. (The) of Delaware 1                                                        164,300         1,751,438
---------------------------------------------------------------------------------------------------------------------
Find Energy Ltd. 1                                                                          45,800           392,642
---------------------------------------------------------------------------------------------------------------------
Find Energy Ltd. 1                                                                         371,900         3,188,285
---------------------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc. 2                                                           136,000         6,382,480
---------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp. 2                                                                       183,600         5,948,640
---------------------------------------------------------------------------------------------------------------------
Galleon Energy, Inc., Cl. A 1                                                              122,400         2,377,167

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
Galleon Energy, Inc., Subscription Receipts 1                                              138,750   $     2,694,706
---------------------------------------------------------------------------------------------------------------------
General Maritime Corp. 2                                                                   140,900         5,207,664
---------------------------------------------------------------------------------------------------------------------
Harvest Natural Resources, Inc. 1,2                                                         27,200           368,288
---------------------------------------------------------------------------------------------------------------------
Highpine Oil & Gas Ltd. 1                                                                    6,582           109,671
---------------------------------------------------------------------------------------------------------------------
Highpine Oil & Gas Ltd. 1                                                                   19,900           331,578
---------------------------------------------------------------------------------------------------------------------
Holly Corp.                                                                                152,700         7,360,140
---------------------------------------------------------------------------------------------------------------------
KCS Energy, Inc. 1                                                                         352,100        10,457,370
---------------------------------------------------------------------------------------------------------------------
Mahalo Energy Ltd. 1,3                                                                     220,500           679,495
---------------------------------------------------------------------------------------------------------------------
Midnight Oil Exploration Ltd. 1                                                            556,050         1,818,134
---------------------------------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1                                                                   57,348           731,556
---------------------------------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1,4                                                                 79,100         1,009,033
---------------------------------------------------------------------------------------------------------------------
OMI Corp. 2                                                                                389,700         8,437,005
---------------------------------------------------------------------------------------------------------------------
Open Range Energy Corp. 1                                                                   10,090            32,540
---------------------------------------------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                                                          275,500         8,884,708
---------------------------------------------------------------------------------------------------------------------
Penn Virginia Corp. 2                                                                       67,100         4,688,948
---------------------------------------------------------------------------------------------------------------------
PetroQuest Energy, Inc. 1,2                                                                340,300         4,178,884
---------------------------------------------------------------------------------------------------------------------
Pogo Producing Co.                                                                         134,900         6,218,890
---------------------------------------------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                                                        121,300         1,470,204
---------------------------------------------------------------------------------------------------------------------
ProspEx Resources Ltd. 1                                                                   369,740         1,291,755
---------------------------------------------------------------------------------------------------------------------
Real Resources, Inc. 1                                                                      48,900           905,020
---------------------------------------------------------------------------------------------------------------------
Redstar Oil & Gas, Inc. 1                                                                  364,045           505,482
---------------------------------------------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1                                                                246,400        10,834,208
---------------------------------------------------------------------------------------------------------------------
Sequoia Oil & Gas Trust                                                                      3,475            50,648


                   25 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
Sequoia Oil & Gas Trust                                                                     46,400   $       676,277
---------------------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration Co. 2                                                          120,100         4,834,025
---------------------------------------------------------------------------------------------------------------------
Stone Energy Corp. 1                                                                        81,400         3,789,170
---------------------------------------------------------------------------------------------------------------------
Swift Energy Co. 1,2                                                                       278,800        11,968,884
---------------------------------------------------------------------------------------------------------------------
Tesoro Corp.                                                                                87,000         6,469,320
---------------------------------------------------------------------------------------------------------------------
Thunder Energy Trust                                                                       139,932         1,044,194
---------------------------------------------------------------------------------------------------------------------
TransMontaigne, Inc. 1,2                                                                    37,363           418,839
---------------------------------------------------------------------------------------------------------------------
True Energy Trust                                                                           39,450           485,571
---------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1                                                                        387,400         1,197,286
---------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1,4                                                                      275,000           849,906
---------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1                                                                        397,100         1,212,537
---------------------------------------------------------------------------------------------------------------------
USEC, Inc. 2                                                                               367,100         4,350,135
---------------------------------------------------------------------------------------------------------------------
VAALCO Energy, Inc. 1,2                                                                    256,100         2,499,536
---------------------------------------------------------------------------------------------------------------------
Vault Energy Trust                                                                           7,350            55,966
---------------------------------------------------------------------------------------------------------------------
Vero Energy, Inc. 1                                                                         30,617           148,930
---------------------------------------------------------------------------------------------------------------------
W&T Offshore, Inc. 2                                                                       161,400         6,276,846
---------------------------------------------------------------------------------------------------------------------
West Energy Ltd. 1                                                                          91,400           338,155
---------------------------------------------------------------------------------------------------------------------
Western Refining, Inc. 2                                                                   129,500         2,794,610
---------------------------------------------------------------------------------------------------------------------
Zenas Energy Corp. 1                                                                       239,900           734,980
                                                                                                     ----------------
                                                                                                         197,128,454

---------------------------------------------------------------------------------------------------------------------
FINANCIALS--13.7%
---------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.6%
American Capital Strategies Ltd. 2                                                         159,700         5,346,756
---------------------------------------------------------------------------------------------------------------------
Apollo Investment Corp.                                                                      5,100            94,248
---------------------------------------------------------------------------------------------------------------------
Calamos Asset Management, Inc., Cl. A 2                                                    103,000         2,985,970
---------------------------------------------------------------------------------------------------------------------
GAMCO Investors, Inc., Cl. A 2                                                              11,200           411,712
---------------------------------------------------------------------------------------------------------------------
GFI Group, Inc. 1                                                                           22,200         1,197,690
---------------------------------------------------------------------------------------------------------------------
Greenhill & Co., Inc. 2                                                                     67,300         4,089,148

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Investment Technology Group, Inc. 1                                                          7,700   $       391,622
---------------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                                  271,500         4,859,850
---------------------------------------------------------------------------------------------------------------------
Jefferies Group, Inc.                                                                      167,400         4,960,062
---------------------------------------------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 1,2                                                      790,500        12,039,315
---------------------------------------------------------------------------------------------------------------------
LaBranche & Co., Inc. 1,2                                                                  457,500         5,540,325
---------------------------------------------------------------------------------------------------------------------
Lazard Ltd., Cl. A 2                                                                        36,600         1,478,640
---------------------------------------------------------------------------------------------------------------------
optionsXpress Holdings, Inc.                                                                94,600         2,205,126
---------------------------------------------------------------------------------------------------------------------
Penson Worldwide, Inc. 1                                                                    56,900           979,249
---------------------------------------------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1                                                                 161,400         9,879,294
---------------------------------------------------------------------------------------------------------------------
Raymond James Financial, Inc.                                                              162,650         4,923,416
---------------------------------------------------------------------------------------------------------------------
Sanders Morris Harris Group, Inc. 2                                                         13,700           207,007
---------------------------------------------------------------------------------------------------------------------
Stifel Financial Corp. 1,2                                                                  56,300         1,987,953
---------------------------------------------------------------------------------------------------------------------
SWS Group, Inc. 2                                                                          124,600         3,005,352
---------------------------------------------------------------------------------------------------------------------
Tradestation Group, Inc. 1,2                                                                48,600           615,762
                                                                                                     ----------------
                                                                                                          67,198,497

---------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.6%
BancorpSouth, Inc. 2                                                                       145,400         3,962,150
---------------------------------------------------------------------------------------------------------------------
BOK Financial Corp.                                                                            800            39,736
---------------------------------------------------------------------------------------------------------------------
Capital Corp. of the West 2                                                                  5,959           190,688
---------------------------------------------------------------------------------------------------------------------
Capitol Bancorp Ltd. 2                                                                      18,600           724,470
---------------------------------------------------------------------------------------------------------------------
Central Pacific Financial Corp. 2                                                           12,900           499,230
---------------------------------------------------------------------------------------------------------------------
City Holding Co. 2                                                                          74,700         2,699,658
---------------------------------------------------------------------------------------------------------------------
Columbia Banking System, Inc. 2                                                             71,206         2,661,680
---------------------------------------------------------------------------------------------------------------------
Commerce Bancshares, Inc. 2                                                                 13,920           696,696


                   26 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Community Bank System, Inc. 2                                                               63,500   $     1,280,795
---------------------------------------------------------------------------------------------------------------------
Community Trust Bancorp, Inc.                                                               19,528           682,113
---------------------------------------------------------------------------------------------------------------------
First Citizens BancShares, Inc., Cl. A 2                                                     9,900         1,984,950
---------------------------------------------------------------------------------------------------------------------
First Commonwealth Financial Corp. 2                                                        45,500           577,850
---------------------------------------------------------------------------------------------------------------------
First Indiana Corp. 2                                                                       26,225           682,637
---------------------------------------------------------------------------------------------------------------------
First Republic Bank 2                                                                      175,800         8,051,640
---------------------------------------------------------------------------------------------------------------------
First Security Group, Inc.                                                                 132,300         1,534,680
---------------------------------------------------------------------------------------------------------------------
First South Bancorp, Inc. 2                                                                  5,100           174,573
---------------------------------------------------------------------------------------------------------------------
FirstMerit Corp.                                                                            16,600           347,604
---------------------------------------------------------------------------------------------------------------------
Greater Bay Bancorp                                                                        263,300         7,569,875
---------------------------------------------------------------------------------------------------------------------
Greene County Bancshares, Inc. 2                                                            18,300           566,568
---------------------------------------------------------------------------------------------------------------------
Hancock Holding Co. 2                                                                       57,300         3,208,800
---------------------------------------------------------------------------------------------------------------------
Hanmi Financial Corp.                                                                       83,600         1,625,184
---------------------------------------------------------------------------------------------------------------------
Independent Bank Corp. 2                                                                    92,126         2,422,914
---------------------------------------------------------------------------------------------------------------------
Intervest Bancshares Corp. 1                                                                 4,900           198,450
---------------------------------------------------------------------------------------------------------------------
MainSource Financial Group, Inc. 2                                                          17,580           306,419
---------------------------------------------------------------------------------------------------------------------
Nara Bancorp, Inc.                                                                           8,400           157,500
---------------------------------------------------------------------------------------------------------------------
National Penn Bancshares, Inc. 2                                                            36,800           730,848
---------------------------------------------------------------------------------------------------------------------
Pacific Capital Bancorp 2                                                                   90,199         2,806,993
---------------------------------------------------------------------------------------------------------------------
Preferred Bank 2                                                                             3,600           192,996
---------------------------------------------------------------------------------------------------------------------
Provident Bankshares Corp. 2                                                               144,084         5,243,217
---------------------------------------------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A 2                                                             27,889           574,513
---------------------------------------------------------------------------------------------------------------------
Southwest Bancorp, Inc. 2                                                                    4,600           117,300

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Sterling Financial Corp., Western US 2                                                     169,883   $     5,183,130
---------------------------------------------------------------------------------------------------------------------
SVB Financial Group 1,2                                                                     57,100         2,595,766
---------------------------------------------------------------------------------------------------------------------
Taylor Capital Group, Inc.                                                                  10,600           432,586
---------------------------------------------------------------------------------------------------------------------
TCF Financial Corp.                                                                        206,300         5,456,635
---------------------------------------------------------------------------------------------------------------------
Texas Regional Bancshares, Inc., Cl. A                                                          20               758
---------------------------------------------------------------------------------------------------------------------
Union Bankshares Corp. 2                                                                     6,800           293,352
---------------------------------------------------------------------------------------------------------------------
Virginia Commerce Bancorp, Inc. 1,2                                                          9,700           231,830
---------------------------------------------------------------------------------------------------------------------
WesBanco, Inc. 2                                                                            16,400           508,236
---------------------------------------------------------------------------------------------------------------------
Wilmington Trust Corp.                                                                      34,200         1,442,556
                                                                                                     ----------------
                                                                                                          68,657,576

---------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.8%
Ace Cash Express, Inc. 1,2                                                                  21,600           632,232
---------------------------------------------------------------------------------------------------------------------
Advance America Cash Advance Centers, Inc.                                                  13,500           236,790
---------------------------------------------------------------------------------------------------------------------
Advanta Corp., Cl. B 2                                                                     213,300         7,668,135
---------------------------------------------------------------------------------------------------------------------
AmeriCredit Corp. 1                                                                        201,900         5,637,048
---------------------------------------------------------------------------------------------------------------------
ASTA Funding, Inc. 2                                                                       116,000         4,344,200
---------------------------------------------------------------------------------------------------------------------
Cash America International, Inc. 2                                                         214,700         6,870,400
---------------------------------------------------------------------------------------------------------------------
Dollar Financial Corp. 1,2                                                                  90,700         1,632,600
---------------------------------------------------------------------------------------------------------------------
EZCORP, Inc., Cl. A 1                                                                       65,400         2,464,926
---------------------------------------------------------------------------------------------------------------------
First Cash Financial Services, Inc. 1                                                      176,400         3,483,900
---------------------------------------------------------------------------------------------------------------------
Student Loan Corp. (The) 2                                                                     700           141,400
---------------------------------------------------------------------------------------------------------------------
World Acceptance Corp. 1,2                                                                  34,300         1,218,336
                                                                                                     ----------------
                                                                                                          34,329,967


                   27 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.3%
Asset Acceptance Capital Corp. 1,2                                                           3,100   $        61,380
---------------------------------------------------------------------------------------------------------------------
CapitalSource, Inc. 2                                                                      101,000         2,369,460
---------------------------------------------------------------------------------------------------------------------
Financial Federal Corp. 2                                                                   27,700           770,337
---------------------------------------------------------------------------------------------------------------------
International Securities Exchange, Inc., Cl. A 2                                           227,700         8,668,539
---------------------------------------------------------------------------------------------------------------------
Medallion Financial Corp.                                                                   51,200           663,552
---------------------------------------------------------------------------------------------------------------------
Pico Holdings, Inc. 1,2                                                                     18,500           596,625
---------------------------------------------------------------------------------------------------------------------
Resource America, Inc., Cl. A 2                                                             27,800           529,590
                                                                                                     ----------------
                                                                                                          13,659,483

---------------------------------------------------------------------------------------------------------------------
INSURANCE--4.7%
Affirmative Insurance Holdings, Inc.                                                        16,204           253,593
---------------------------------------------------------------------------------------------------------------------
Alfa Corp. 2                                                                                21,800           361,008
---------------------------------------------------------------------------------------------------------------------
Alleghany Corp.                                                                                896           247,619
---------------------------------------------------------------------------------------------------------------------
American Equity Investment Life Holding Co. 2                                              387,700         4,132,882
---------------------------------------------------------------------------------------------------------------------
American Physicians Capital, Inc. 1,2                                                       71,300         3,749,667
---------------------------------------------------------------------------------------------------------------------
AmerUs Group Co. 2                                                                         133,100         7,793,005
---------------------------------------------------------------------------------------------------------------------
Arch Capital Group Ltd. 1                                                                  105,500         6,273,030
---------------------------------------------------------------------------------------------------------------------
Argonaut Group, Inc. 1,2                                                                   277,700         8,342,108
---------------------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                                              10,300           498,520
---------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                                                        29,400         1,003,422
---------------------------------------------------------------------------------------------------------------------
Bristol West Holdings, Inc. 2                                                              168,000         2,688,000
---------------------------------------------------------------------------------------------------------------------
CNA Surety Corp. 1,2                                                                        75,500         1,304,640
---------------------------------------------------------------------------------------------------------------------
Commerce Group, Inc. (The)                                                                  69,600         2,055,984
---------------------------------------------------------------------------------------------------------------------
Darwin Professional Underwriters, Inc. 1                                                    77,100         1,361,586

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
INSURANCE Continued
Delphi Financial Group, Inc., Cl. A 2                                                      297,975   $    10,834,371
---------------------------------------------------------------------------------------------------------------------
Direct General Corp. 2                                                                     160,800         2,720,736
---------------------------------------------------------------------------------------------------------------------
Donegal Group, Inc., Cl. A 2                                                                81,700         1,585,797
---------------------------------------------------------------------------------------------------------------------
EMC Insurance Group, Inc. 2                                                                 25,800           742,008
---------------------------------------------------------------------------------------------------------------------
FBL Financial Group, Inc., Cl. A 2                                                          20,100           651,240
---------------------------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A 2                                                16,402           322,627
---------------------------------------------------------------------------------------------------------------------
FPIC Insurance Group, Inc. 1,2                                                              89,100         3,452,625
---------------------------------------------------------------------------------------------------------------------
Great American Financial Resources, Inc.                                                    23,700           496,041
---------------------------------------------------------------------------------------------------------------------
Hanover Insurance Group, Inc.                                                              157,300         7,465,458
---------------------------------------------------------------------------------------------------------------------
Harleysville Group, Inc. 2                                                                 149,800         4,751,656
---------------------------------------------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                                                                70,300         2,069,632
---------------------------------------------------------------------------------------------------------------------
Horace Mann Educators Corp. 2                                                              341,500         5,788,425
---------------------------------------------------------------------------------------------------------------------
Independence Holding Co. 2                                                                   4,860           108,913
---------------------------------------------------------------------------------------------------------------------
Infinity Property & Casualty Corp. 2                                                       241,700         9,909,700
---------------------------------------------------------------------------------------------------------------------
James River Group, Inc. 1                                                                    6,500           161,850
---------------------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc. 2                                                        177,800        11,485,880
---------------------------------------------------------------------------------------------------------------------
National Financial Partners Corp.                                                           25,900         1,147,629
---------------------------------------------------------------------------------------------------------------------
National Western Life Insurance Co., Cl. A 2                                                 4,200         1,006,530
---------------------------------------------------------------------------------------------------------------------
Navigators Group, Inc. (The) 1,2                                                            41,800         1,831,676
---------------------------------------------------------------------------------------------------------------------
Odyssey Re Holdings Corp. 2                                                                 61,900         1,631,065


                   28 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
INSURANCE Continued
Ohio Casualty Corp.                                                                        366,600   $    10,899,018
---------------------------------------------------------------------------------------------------------------------
Old Republic International Corp.                                                           194,750         4,161,808
---------------------------------------------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                                                     13,700           877,485
---------------------------------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                                                                   764,700        10,766,976
---------------------------------------------------------------------------------------------------------------------
Presidential Life Corp. 2                                                                   51,900         1,275,702
---------------------------------------------------------------------------------------------------------------------
ProCentury Corp.                                                                           123,900         1,698,669
---------------------------------------------------------------------------------------------------------------------
Protective Life Corp.                                                                       81,600         3,804,192
---------------------------------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                                                          59,000         2,899,850
---------------------------------------------------------------------------------------------------------------------
Republic Cos. Group, Inc.                                                                  253,900         4,496,569
---------------------------------------------------------------------------------------------------------------------
RLI Corp. 2                                                                                155,400         7,487,172
---------------------------------------------------------------------------------------------------------------------
Safety Insurance Group, Inc. 2                                                              91,700         4,360,335
---------------------------------------------------------------------------------------------------------------------
Seabright Insurance Holdings, Inc. 1                                                        54,200           873,162
---------------------------------------------------------------------------------------------------------------------
Selective Insurance Group, Inc. 2                                                          204,700        11,436,589
---------------------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                                              91,500         4,658,265
---------------------------------------------------------------------------------------------------------------------
State Auto Financial Corp.                                                                 151,800         4,939,572
---------------------------------------------------------------------------------------------------------------------
Stewart Information Services Corp. 2                                                        84,600         3,071,826
---------------------------------------------------------------------------------------------------------------------
Tower Group, Inc. 2                                                                        108,600         3,285,150
---------------------------------------------------------------------------------------------------------------------
U.S.I. Holdings Corp. 1,2                                                                  116,900         1,567,629
---------------------------------------------------------------------------------------------------------------------
United America Indemnity Ltd., Cl. A 1,2                                                    44,157           920,232
---------------------------------------------------------------------------------------------------------------------
United Fire & Casualty Co. 2                                                                22,800           686,964
---------------------------------------------------------------------------------------------------------------------
Unitrin, Inc.                                                                               51,300         2,236,167
---------------------------------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                                            182,400         7,235,808
                                                                                                     ----------------
                                                                                                         201,868,063

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
REAL ESTATE--2.6%
Acadia Realty Trust                                                                         14,100   $       333,465
---------------------------------------------------------------------------------------------------------------------
Agree Realty Corp. 2                                                                        56,600         1,922,702
---------------------------------------------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                                                       35,400         3,139,272
---------------------------------------------------------------------------------------------------------------------
AMB Property Corp.                                                                          17,600           889,680
---------------------------------------------------------------------------------------------------------------------
Ashford Hospitality Trust                                                                   22,700           286,474
---------------------------------------------------------------------------------------------------------------------
Associated Estates Realty Corp. 2                                                           23,200           287,680
---------------------------------------------------------------------------------------------------------------------
Brandywine Realty Trust                                                                     95,392         3,068,761
---------------------------------------------------------------------------------------------------------------------
Camden Property Trust                                                                        8,600           632,530
---------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                                                    23,300         1,038,015
---------------------------------------------------------------------------------------------------------------------
CB Richard Ellis Group, Inc., Cl. A 1                                                       63,900         1,591,110
---------------------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                                                           75,900         2,954,787
---------------------------------------------------------------------------------------------------------------------
CentraCore Properties Trust 2                                                               14,900           368,775
---------------------------------------------------------------------------------------------------------------------
Colonial Properties Trust 2                                                                 65,825         3,251,755
---------------------------------------------------------------------------------------------------------------------
Corporate Office Properties Trust                                                           37,100         1,561,168
---------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Equities, Inc.                                                         43,900           814,784
---------------------------------------------------------------------------------------------------------------------
Digital Realty Trust, Inc.                                                                  87,500         2,160,375
---------------------------------------------------------------------------------------------------------------------
EastGroup Properties, Inc.                                                                  26,400         1,232,352
---------------------------------------------------------------------------------------------------------------------
Entertainment Properties Trust 2                                                            15,100           650,055
---------------------------------------------------------------------------------------------------------------------
Equity Inns, Inc. 2                                                                        157,100         2,601,576
---------------------------------------------------------------------------------------------------------------------
Equity Lifestyle Properties, Inc.                                                            8,800           385,704
---------------------------------------------------------------------------------------------------------------------
Equity One, Inc. 2                                                                         102,900         2,150,610
---------------------------------------------------------------------------------------------------------------------
Federal Realty Investment Trust                                                             15,700         1,099,000
---------------------------------------------------------------------------------------------------------------------
First Industrial Realty Trust, Inc. 2                                                       67,600         2,564,744


                   29 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
REAL ESTATE Continued
First Potomac Realty Trust                                                                   6,200   $       184,698
---------------------------------------------------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc., Cl. A 2                                             22,800           250,116
---------------------------------------------------------------------------------------------------------------------
Glenborough Realty Trust, Inc. 2                                                             9,400           202,476
---------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust 2                                                                     46,300         1,148,703
---------------------------------------------------------------------------------------------------------------------
Gramercy Capital Corp. 2                                                                    30,800           797,720
---------------------------------------------------------------------------------------------------------------------
Health Care REIT, Inc. 2                                                                    37,600         1,314,120
---------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc. 2                                                             37,300         1,188,005
---------------------------------------------------------------------------------------------------------------------
Heritage Property Investment Trust 2                                                        40,100         1,400,292
---------------------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc.                                                                  47,400         1,714,932
---------------------------------------------------------------------------------------------------------------------
Hospitality Properties Trust                                                                53,700         2,358,504
---------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust                                                                       50,700           586,092
---------------------------------------------------------------------------------------------------------------------
Inland Real Estate Corp. 2                                                                  32,500           483,600
---------------------------------------------------------------------------------------------------------------------
Innkeepers USA Trust                                                                        61,600         1,064,448
---------------------------------------------------------------------------------------------------------------------
Jones Lang LaSalle, Inc. 2                                                                  77,700         6,802,635
---------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                                                                         26,100         1,885,725
---------------------------------------------------------------------------------------------------------------------
LaSalle Hotel Properties                                                                     7,100           328,730
---------------------------------------------------------------------------------------------------------------------
Lexington Corporate Properties Trust 2                                                      69,900         1,509,840
---------------------------------------------------------------------------------------------------------------------
Liberty Property Trust 2                                                                    61,600         2,722,720
---------------------------------------------------------------------------------------------------------------------
Longview Fibre Co. 2                                                                       121,400         2,317,526
---------------------------------------------------------------------------------------------------------------------
LTC Properties, Inc. 2                                                                      21,100           471,585
---------------------------------------------------------------------------------------------------------------------
Macerich Co. (The)                                                                           6,400           449,280
---------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                                                      27,100         1,244,432

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
REAL ESTATE Continued
Maguire Properties, Inc. 2                                                                  49,200   $     1,730,364
---------------------------------------------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc. 2                                                   51,600         2,876,700
---------------------------------------------------------------------------------------------------------------------
National Retail Properties, Inc. 2                                                         107,500         2,144,625
---------------------------------------------------------------------------------------------------------------------
Nationwide Health Properties, Inc. 2                                                        64,700         1,456,397
---------------------------------------------------------------------------------------------------------------------
Omega Healthcare Investors, Inc. 2                                                          14,100           186,402
---------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.                                                         22,100         1,533,077
---------------------------------------------------------------------------------------------------------------------
Parkway Properties, Inc. 2                                                                   5,500           250,250
---------------------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust 2                                                 45,300         1,828,761
---------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.                                                                       13,200           598,488
---------------------------------------------------------------------------------------------------------------------
PS Business Parks, Inc. 2                                                                   19,800         1,168,200
---------------------------------------------------------------------------------------------------------------------
RAIT Investment Trust 2                                                                      7,400           216,080
---------------------------------------------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust 2                                                         26,500           713,645
---------------------------------------------------------------------------------------------------------------------
Realty Income Corp. 2                                                                       18,500           405,150
---------------------------------------------------------------------------------------------------------------------
Redwood Trust, Inc. 2                                                                        9,400           459,002
---------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.                                                                       18,300         1,137,345
---------------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust 2                                                          107,000         1,916,370
---------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.                                                                   1,702           141,164
---------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp.                                                                       14,100         1,543,527
---------------------------------------------------------------------------------------------------------------------
Sovran Self Storage, Inc. 2                                                                 33,500         1,701,465
---------------------------------------------------------------------------------------------------------------------
Spirit Finance Corp. 2                                                                     154,000         1,734,040
---------------------------------------------------------------------------------------------------------------------
Strategic Hotels & Resorts, Inc.                                                           196,700         4,079,558


                   30 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
REAL ESTATE Continued
Stratus Properties, Inc. 1                                                                  16,466   $       441,289
---------------------------------------------------------------------------------------------------------------------
Sunstone Hotel Investors, Inc. 2                                                            48,600         1,412,316
---------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc. 2                                                       74,200         2,401,854
---------------------------------------------------------------------------------------------------------------------
Trammell Crow Co. 1,2                                                                      247,800         8,715,126
---------------------------------------------------------------------------------------------------------------------
Trizec Properties, Inc.                                                                     36,500         1,045,360
---------------------------------------------------------------------------------------------------------------------
U-Store-It Trust                                                                            39,800           750,628
---------------------------------------------------------------------------------------------------------------------
United Dominion Realty Trust, Inc.                                                          27,800           778,678
---------------------------------------------------------------------------------------------------------------------
Ventas, Inc.                                                                                58,700         1,988,756
---------------------------------------------------------------------------------------------------------------------
Weingarten Realty Investors                                                                 39,400         1,508,232
                                                                                                     ----------------
                                                                                                         112,274,402

---------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.1%
Accredited Home Lenders Holding Co. 1,2                                                    166,400         7,955,584
---------------------------------------------------------------------------------------------------------------------
Anchor BanCorp Wisconsin, Inc. 2                                                             2,000            60,340
---------------------------------------------------------------------------------------------------------------------
Astoria Financial Corp.                                                                    175,050         5,330,273
---------------------------------------------------------------------------------------------------------------------
Bank Mutual Corp. 2                                                                        169,794         2,074,883
---------------------------------------------------------------------------------------------------------------------
BankUnited Financial Corp., Cl. A 2                                                        284,600         8,685,992
---------------------------------------------------------------------------------------------------------------------
Citizens First Bancorp, Inc.                                                                21,400           571,594
---------------------------------------------------------------------------------------------------------------------
Commercial Capital Bancorp, Inc.                                                           159,615         2,513,936
---------------------------------------------------------------------------------------------------------------------
Corus Bankshares, Inc. 2                                                                   200,400         5,246,472
---------------------------------------------------------------------------------------------------------------------
Downey Financial Corp. 2                                                                    39,100         2,652,935
---------------------------------------------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp., Non-Vtg. 2                                             64,400         1,783,880
---------------------------------------------------------------------------------------------------------------------
First Defiance Financial Corp. 2                                                            10,500           276,675

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE Continued
First Financial Holdings, Inc. 2                                                            17,700   $       566,400
---------------------------------------------------------------------------------------------------------------------
First Niagara Financial Group, Inc. 2                                                       28,200           395,364
---------------------------------------------------------------------------------------------------------------------
First Place Financial Corp. 2                                                               49,963         1,149,649
---------------------------------------------------------------------------------------------------------------------
FirstFed Financial Corp. 1,2                                                               119,200         6,874,264
---------------------------------------------------------------------------------------------------------------------
Fremont General Corp. 2                                                                     20,400           378,624
---------------------------------------------------------------------------------------------------------------------
Horizon Financial Corp. 2                                                                      700            19,201
---------------------------------------------------------------------------------------------------------------------
ITLA Capital Corp. 2                                                                         8,300           436,414
---------------------------------------------------------------------------------------------------------------------
KBNT Bancorp, Inc. 2                                                                        34,800           574,896
---------------------------------------------------------------------------------------------------------------------
MAF Bancorp, Inc. 2                                                                        137,000         5,869,080
---------------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp. 1,2                                                                  161,800         2,056,478
---------------------------------------------------------------------------------------------------------------------
PFF Bancorp, Inc. 2                                                                        132,320         4,387,731
---------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The) 2                                                                    133,100         5,933,598
---------------------------------------------------------------------------------------------------------------------
Provident Financial Holdings, Inc. 2                                                            50             1,500
---------------------------------------------------------------------------------------------------------------------
Provident Financial Services, Inc.                                                         222,500         3,993,875
---------------------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                                         103,100         6,369,518
---------------------------------------------------------------------------------------------------------------------
TierOne Corp. 2                                                                            104,400         3,525,588
---------------------------------------------------------------------------------------------------------------------
Triad Guaranty, Inc. 1,2                                                                    14,700           718,536
---------------------------------------------------------------------------------------------------------------------
Washington Federal, Inc. 2                                                                  15,300           354,807
---------------------------------------------------------------------------------------------------------------------
Webster Financial Corp.                                                                    114,200         5,417,648
---------------------------------------------------------------------------------------------------------------------
WSFS Financial Corp. 2                                                                      43,900         2,697,655
                                                                                                     ----------------
                                                                                                          88,873,390


---------------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.8%
---------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.7%
Albany Molecular Research, Inc. 1,2                                                        162,200         1,732,296


                   31 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Alnylam Pharmaceuticals, Inc. 1,2                                                           54,500   $       821,860
---------------------------------------------------------------------------------------------------------------------
Anadys Pharmaceuticals, Inc. 1                                                              21,500            62,780
---------------------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                                     225,500         7,294,925
---------------------------------------------------------------------------------------------------------------------
deCODE genetics, Inc. 1,2                                                                   66,700           412,873
---------------------------------------------------------------------------------------------------------------------
Digene Corp. 1,2                                                                            84,500         3,273,530
---------------------------------------------------------------------------------------------------------------------
Diversa Corp. 1,2                                                                          107,500         1,038,450
---------------------------------------------------------------------------------------------------------------------
Indevus Pharmaceuticals, Inc. 1,2                                                           38,100           208,407
---------------------------------------------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc. 1,2                                                             108,800           658,240
---------------------------------------------------------------------------------------------------------------------
Kendle International, Inc. 1,2                                                              93,400         3,430,582
---------------------------------------------------------------------------------------------------------------------
Lexicon Genetics, Inc. 1,2                                                                  31,700           139,163
---------------------------------------------------------------------------------------------------------------------
Ligand Pharmaceuticals, Inc., Cl. B 1,2                                                    141,300         1,193,985
---------------------------------------------------------------------------------------------------------------------
Luminex Corp. 1,2                                                                          139,800         2,431,122
---------------------------------------------------------------------------------------------------------------------
Myriad Genetics, Inc. 1,2                                                                   65,500         1,653,875
---------------------------------------------------------------------------------------------------------------------
Novavax, Inc. 1,2                                                                          166,800           840,672
---------------------------------------------------------------------------------------------------------------------
QLT Photo Therapeutics, Inc. 1                                                               7,000            49,560
---------------------------------------------------------------------------------------------------------------------
Regeneron Pharmaceuticals, Inc. 1,2                                                        115,300         1,478,146
---------------------------------------------------------------------------------------------------------------------
Renovis, Inc. 1,2                                                                           31,700           485,327
---------------------------------------------------------------------------------------------------------------------
Savient Pharmaceuticals, Inc. 1,2                                                          104,700           549,675
---------------------------------------------------------------------------------------------------------------------
Techne Corp. 1                                                                              63,700         3,243,604
---------------------------------------------------------------------------------------------------------------------
Third Wave Technologies, Inc. 1,2                                                          68,900            205,322
                                                                                                     ----------------
                                                                                                          31,204,394

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
Abaxis, Inc. 1,2                                                                            94,000   $     2,102,780
---------------------------------------------------------------------------------------------------------------------
Analogic Corp. 2                                                                            37,000         1,724,570
---------------------------------------------------------------------------------------------------------------------
Bio-Rad Laboratories, Inc., Cl. A 1,2                                                       53,300         3,461,302
---------------------------------------------------------------------------------------------------------------------
BioLase Technology, Inc. 1,2                                                                71,700           602,280
---------------------------------------------------------------------------------------------------------------------
Candela Corp. 1                                                                            122,300         1,939,678
---------------------------------------------------------------------------------------------------------------------
Datascope Corp.                                                                             36,011         1,110,579
---------------------------------------------------------------------------------------------------------------------
DJO, Inc. 1,2                                                                              204,600         7,535,418
---------------------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1                                                               103,700         4,711,091
---------------------------------------------------------------------------------------------------------------------
Encore Medical Corp. 1                                                                      39,200           188,552
---------------------------------------------------------------------------------------------------------------------
Haemonetics Corp. 1,2                                                                       71,700         3,334,767
---------------------------------------------------------------------------------------------------------------------
ICU Medical, Inc. 1,2                                                                       69,700         2,944,128
---------------------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc. 1,2                                                                62,800         4,718,164
---------------------------------------------------------------------------------------------------------------------
Immucor, Inc. 1,2                                                                          121,050         2,327,792
---------------------------------------------------------------------------------------------------------------------
Integra LifeSciences Holdings Corp. 1,2                                                    147,900         5,739,999
---------------------------------------------------------------------------------------------------------------------
Medical Action Industries, Inc. 1,2                                                          3,500            77,315
---------------------------------------------------------------------------------------------------------------------
Meridian Bioscience, Inc. 2                                                                125,950         3,142,453
---------------------------------------------------------------------------------------------------------------------
Molecular Devices Corp. 1,2                                                                 94,200         2,878,752
---------------------------------------------------------------------------------------------------------------------
Natus Medical, Inc. 1                                                                       67,000           662,630
---------------------------------------------------------------------------------------------------------------------
Neurometrix, Inc. 1,2                                                                       44,800         1,364,608
---------------------------------------------------------------------------------------------------------------------
Palomar Medical Technologies, Inc. 1,2                                                     125,100         5,708,313
---------------------------------------------------------------------------------------------------------------------
Quidel Corp. 1                                                                              82,600           784,700
---------------------------------------------------------------------------------------------------------------------
Steris Corp.                                                                                62,900         1,437,894
---------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp. 1,2                                                                   84,000         3,044,160
---------------------------------------------------------------------------------------------------------------------
Thoratec Corp. 1,2                                                                         211,600         2,934,892
---------------------------------------------------------------------------------------------------------------------
Varian, Inc. 1                                                                             227,100         9,426,921
---------------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1                                                             19,000           896,420
---------------------------------------------------------------------------------------------------------------------
Vital Images, Inc. 1,2                                                                      80,500         1,988,350
---------------------------------------------------------------------------------------------------------------------
Vital Signs, Inc.                                                                           11,400           564,642


                   32 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Zoll Medical Corp. 1,2                                                                       9,400   $       307,944
                                                                                                     ----------------
                                                                                                          77,661,094

---------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.1%
Air Methods Corp. 1                                                                         62,800         1,644,104
---------------------------------------------------------------------------------------------------------------------
AMERIGROUP Corp. 1,2                                                                       130,800         4,060,032
---------------------------------------------------------------------------------------------------------------------
AMICAS, Inc. 1,2                                                                           205,400           663,442
---------------------------------------------------------------------------------------------------------------------
AMN Healthcare Services, Inc. 1                                                             14,000           284,200
---------------------------------------------------------------------------------------------------------------------
Chemed Corp. 2                                                                             189,000        10,306,170
---------------------------------------------------------------------------------------------------------------------
Computer Programs & Systems, Inc. 2                                                         61,300         2,449,548
---------------------------------------------------------------------------------------------------------------------
Cross Country Healthcare, Inc. 1,2                                                          76,200         1,386,078
---------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp. 1,2                                                               162,228         7,684,740
---------------------------------------------------------------------------------------------------------------------
Health Net, Inc. 1                                                                          53,600         2,421,112
---------------------------------------------------------------------------------------------------------------------
HealthExtras, Inc. 1,2                                                                       5,100           154,122
---------------------------------------------------------------------------------------------------------------------
Healthways, Inc. 1,2                                                                       205,000        10,791,200
---------------------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                                              54,500         2,926,650
---------------------------------------------------------------------------------------------------------------------
LCA-Vision, Inc. 2                                                                         131,486         6,956,924
---------------------------------------------------------------------------------------------------------------------
LHC Group, Inc. 1,2                                                                         21,800           434,256
---------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 1                                                           291,600        13,212,396
---------------------------------------------------------------------------------------------------------------------
Manor Care, Inc.                                                                           102,100         4,790,532
---------------------------------------------------------------------------------------------------------------------
MedCath Corp. 1,2                                                                           44,600           840,264
---------------------------------------------------------------------------------------------------------------------
Molina Healthcare, Inc. 1,2                                                                106,200         4,040,910
---------------------------------------------------------------------------------------------------------------------
National HealthCare Corp. 2                                                                 15,000           668,250
---------------------------------------------------------------------------------------------------------------------
NovaMed Eyecare, Inc. 1                                                                      1,700            11,475
---------------------------------------------------------------------------------------------------------------------
Odyssey Healthcare, Inc. 1,2                                                               203,600         3,577,252
---------------------------------------------------------------------------------------------------------------------
Omnicell, Inc. 1,2                                                                          36,900           509,958
---------------------------------------------------------------------------------------------------------------------
Option Care, Inc. 2                                                                         54,400           651,712
---------------------------------------------------------------------------------------------------------------------
Owens & Minor, Inc. 2                                                                       99,700         2,851,420
---------------------------------------------------------------------------------------------------------------------
Parexel International Corp. 1,2                                                             25,900           747,215

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Pediatrix Medical Group, Inc. 1                                                            248,600   $    11,261,580
---------------------------------------------------------------------------------------------------------------------
Per-Se Technologies, Inc. 1,2                                                              285,010         7,176,552
---------------------------------------------------------------------------------------------------------------------
Phase Forward, Inc. 1,2                                                                    103,300         1,190,016
---------------------------------------------------------------------------------------------------------------------
PSS World Medical, Inc. 1,2                                                                361,200         6,375,180
---------------------------------------------------------------------------------------------------------------------
Res-Care, Inc. 1,2                                                                         118,900         2,378,000
---------------------------------------------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                                                      59,000         2,757,070
---------------------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                                                             189,400         8,528,682
---------------------------------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1,2                                                            159,800         4,418,470
---------------------------------------------------------------------------------------------------------------------
Trizetto Group, Inc. 1                                                                      15,600           230,724
---------------------------------------------------------------------------------------------------------------------
U.S. Physical Therapy, Inc. 1,2                                                             37,800           553,392
---------------------------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1,2                                                            127,500         6,253,875
                                                                                                     ---------------
                                                                                                         135,187,503

---------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.2%
Alpharma, Inc., Cl. A                                                                      428,100        10,291,524
---------------------------------------------------------------------------------------------------------------------
Andrx Corp. 1                                                                              442,500        10,261,575
---------------------------------------------------------------------------------------------------------------------
BioMimetic Therapeutics, Inc. 1                                                            173,600         1,150,968
---------------------------------------------------------------------------------------------------------------------
Bradley Pharmaceuticals, Inc. 1,2                                                           81,700           833,340
---------------------------------------------------------------------------------------------------------------------
CNS, Inc. 2                                                                                100,000         2,450,000
---------------------------------------------------------------------------------------------------------------------
DepoMed, Inc. 1,2                                                                          140,400           824,148
---------------------------------------------------------------------------------------------------------------------
Durect Corp. 1,2                                                                            71,146           275,335
---------------------------------------------------------------------------------------------------------------------
Emisphere Technologies, Inc. 1,2                                                            18,800           160,364
---------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1,2                                                    165,600         5,461,488
---------------------------------------------------------------------------------------------------------------------
Hi-Tech Pharmacal Co., Inc. 1,2                                                             74,800         1,239,436
---------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                                                               340,400         5,786,800
---------------------------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc.                                                                   273,800         5,476,000


                   33 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS Continued
New River Pharmaceuticals, Inc. 1,2                                                        105,100   $     2,995,350
---------------------------------------------------------------------------------------------------------------------
Pain Therapeutics, Inc. 1,2                                                                180,900         1,510,515
---------------------------------------------------------------------------------------------------------------------
Penwest Pharmaceuticals Co. 1,2                                                             17,500           382,025
---------------------------------------------------------------------------------------------------------------------
Perrigo Co. 2                                                                               78,500         1,263,850
                                                                                                     ----------------
                                                                                                          50,362,718

---------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--19.2%
---------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.5%
AAR Corp. 1,2                                                                              194,800         4,330,404
---------------------------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc. 1                                                                 66,900         5,107,815
---------------------------------------------------------------------------------------------------------------------
Armor Holdings, Inc. 1,2                                                                   125,700         6,892,131
---------------------------------------------------------------------------------------------------------------------
Astronics Corp., Cl. B 1                                                                     7,900            98,750
---------------------------------------------------------------------------------------------------------------------
Aviall, Inc. 1                                                                              16,700           793,584
---------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc. 1                                                                       122,300         2,795,778
---------------------------------------------------------------------------------------------------------------------
Cubic Corp. 2                                                                               31,700           621,637
---------------------------------------------------------------------------------------------------------------------
Curtiss-Wright Corp. 2                                                                      29,000           895,520
---------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc. 2                                                                    91,840         4,477,200
---------------------------------------------------------------------------------------------------------------------
DynCorp International, Inc., Cl. A 1                                                       503,700         5,228,406
---------------------------------------------------------------------------------------------------------------------
Esterline Technologies Corp. 1,2                                                            69,900         2,907,141
---------------------------------------------------------------------------------------------------------------------
Kaman Corp., Cl. A 2                                                                       125,000         2,275,000
---------------------------------------------------------------------------------------------------------------------
Ladish Co., Inc. 1,2                                                                        22,500           843,075
---------------------------------------------------------------------------------------------------------------------
LMI Aerospace, Inc. 1,2                                                                     11,400           207,480
---------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1,2                                                                 505,300         8,155,542
---------------------------------------------------------------------------------------------------------------------
Sequa Corp., Cl. A 1                                                                        23,700         1,931,550
---------------------------------------------------------------------------------------------------------------------
Teledyne Technologies, Inc. 1,2                                                            197,100         6,456,996
---------------------------------------------------------------------------------------------------------------------
Triumph Group, Inc. 1,2                                                                    129,500         6,216,000

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
United
Industrial Corp. 2                                                                          54,300   $     2,457,075
                                                                                                     ----------------
                                                                                                          62,691,084

---------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.8%
EGL, Inc. 1                                                                                174,000         8,734,800
---------------------------------------------------------------------------------------------------------------------
Forward Air Corp. 2                                                                        122,550         4,991,462
---------------------------------------------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1                                                                   457,290        11,217,324
---------------------------------------------------------------------------------------------------------------------
Pacer International, Inc.                                                                  359,800        11,722,284
                                                                                                     ----------------
                                                                                                          36,665,870

---------------------------------------------------------------------------------------------------------------------
AIRLINES--0.8%
AMR Corp. 1                                                                                344,500         8,757,190
---------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                                                      514,100        15,320,180
---------------------------------------------------------------------------------------------------------------------
ExpressJet Holdings, Inc. 1                                                                171,600         1,185,756
---------------------------------------------------------------------------------------------------------------------
Mesa Air Group, Inc. 1                                                                     391,500         3,856,275
---------------------------------------------------------------------------------------------------------------------
Republic Airways Holdings, Inc. 1                                                           91,500         1,557,330
---------------------------------------------------------------------------------------------------------------------
US Airways Group, Inc. 1                                                                    90,000         4,548,600
---------------------------------------------------------------------------------------------------------------------
World Air Holdings, Inc. 1,2                                                                20,500           176,095
                                                                                                     ---------------
                                                                                                          35,401,426

---------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--1.2%
American Woodmark Corp. 2                                                                   38,000         1,331,520
---------------------------------------------------------------------------------------------------------------------
Ameron International Corp. 2                                                                46,300         3,103,026
---------------------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc. 1                                                               240,800         4,902,688
---------------------------------------------------------------------------------------------------------------------
Goodman Global, Inc. 1                                                                      99,400         1,508,892
---------------------------------------------------------------------------------------------------------------------
Insteel Industries, Inc. 2                                                                  60,200         1,456,840
---------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc. 1,2                                                                    11,700           102,960
---------------------------------------------------------------------------------------------------------------------
Lennox International, Inc.                                                                 210,800         5,581,984


                   34 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS Continued
NCI Building Systems, Inc. 1,2                                                             206,000   $    10,953,020
---------------------------------------------------------------------------------------------------------------------
PW Eagle, Inc. 2                                                                            99,200         2,999,808
---------------------------------------------------------------------------------------------------------------------
Universal Forest Products, Inc. 2                                                          171,000        10,726,830
---------------------------------------------------------------------------------------------------------------------
USG Corp. 1,2                                                                              126,300         9,211,059
                                                                                                     ----------------
                                                                                                          51,878,627

---------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.9%
Administaff, Inc. 2                                                                        257,600         9,224,656
---------------------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc. 1                                                            197,400         2,242,464
---------------------------------------------------------------------------------------------------------------------
American Ecology Corp. 2                                                                    89,500         2,371,750
---------------------------------------------------------------------------------------------------------------------
Banta Corp.                                                                                182,300         8,445,959
---------------------------------------------------------------------------------------------------------------------
Bowne & Co., Inc. 2                                                                         31,000           443,300
---------------------------------------------------------------------------------------------------------------------
CBIZ, Inc. 1,2                                                                             302,700         2,243,007
---------------------------------------------------------------------------------------------------------------------
CDI Corp. 2                                                                                  7,200           208,800
---------------------------------------------------------------------------------------------------------------------
Central Parking Corp. 2                                                                    105,400         1,686,400
---------------------------------------------------------------------------------------------------------------------
Cenveo, Inc. 1,2                                                                           254,700         4,571,865
---------------------------------------------------------------------------------------------------------------------
Clean Harbors, Inc. 1,2                                                                    105,000         4,232,550
---------------------------------------------------------------------------------------------------------------------
CompX International, Inc.                                                                    2,900            51,910
---------------------------------------------------------------------------------------------------------------------
Consolidated Graphics, Inc. 1,2                                                             65,300         3,399,518
---------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                               21,800         2,184,360
---------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America 1                                                              13,800           730,572
---------------------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                                                    55,600         3,874,208
---------------------------------------------------------------------------------------------------------------------
Ennis, Inc. 2                                                                               92,200         1,814,496
---------------------------------------------------------------------------------------------------------------------
Exponent, Inc. 1                                                                           109,800         1,855,620
---------------------------------------------------------------------------------------------------------------------
Geo Group, Inc. (The) 1                                                                     60,200         2,110,010
---------------------------------------------------------------------------------------------------------------------
Harland (John H.) Co.                                                                      184,300         8,017,050
---------------------------------------------------------------------------------------------------------------------
Healthcare Services Group, Inc. 2                                                          108,675         2,276,741
---------------------------------------------------------------------------------------------------------------------
Heidrick & Struggles International, Inc. 1,2                                                70,458         2,384,299

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
HNI Corp.                                                                                   31,700   $     1,437,595
---------------------------------------------------------------------------------------------------------------------
ICT Group, Inc. 1                                                                           23,300           571,549
---------------------------------------------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                                                722,800         9,107,280
---------------------------------------------------------------------------------------------------------------------
Kforce, Inc. 1,2                                                                           175,600         2,720,044
---------------------------------------------------------------------------------------------------------------------
Knoll, Inc.                                                                                196,100         3,600,396
---------------------------------------------------------------------------------------------------------------------
Korn-Ferry International 1,2                                                               343,800         6,735,042
---------------------------------------------------------------------------------------------------------------------
Labor Ready, Inc. 1,2                                                                      319,800         7,243,470
---------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                             107,900         6,970,340
---------------------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                                       14,500           373,665
---------------------------------------------------------------------------------------------------------------------
Mine Safety Appliances Co. 2                                                                10,400           418,080
---------------------------------------------------------------------------------------------------------------------
Mobile Mini, Inc. 1,2                                                                       51,100         1,495,186
---------------------------------------------------------------------------------------------------------------------
NCO Group, Inc. 1,2                                                                         36,300           959,772
---------------------------------------------------------------------------------------------------------------------
On Assignment, Inc. 1                                                                      139,800         1,284,762
---------------------------------------------------------------------------------------------------------------------
PHH Corp. 1                                                                                335,700         9,245,178
---------------------------------------------------------------------------------------------------------------------
Republic Services, Inc.                                                                     27,300         1,101,282
---------------------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                                             21,500           903,000
---------------------------------------------------------------------------------------------------------------------
Sirva, Inc. 1                                                                               43,300           280,151
---------------------------------------------------------------------------------------------------------------------
SITEL Corp. 1,2                                                                            113,300           444,136
---------------------------------------------------------------------------------------------------------------------
Sourcecorp, Inc. 1                                                                          80,300         1,990,637
---------------------------------------------------------------------------------------------------------------------
Spherion Corp. 1,2                                                                         390,800         3,564,096
---------------------------------------------------------------------------------------------------------------------
Standard Register Co. (The)                                                                 92,500         1,096,125
---------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                                                                     128,700         2,117,115
---------------------------------------------------------------------------------------------------------------------
Synagro Technologies, Inc.                                                                  26,400           103,752
---------------------------------------------------------------------------------------------------------------------
Team, Inc. 1                                                                                52,800         1,322,640
---------------------------------------------------------------------------------------------------------------------
TeleTech Holdings, Inc. 1,2                                                                415,400         5,258,964
---------------------------------------------------------------------------------------------------------------------
Tetra Tech, Inc. 1,2                                                                       366,667         6,504,673
---------------------------------------------------------------------------------------------------------------------
United Stationers, Inc. 1                                                                  160,000         7,891,200
---------------------------------------------------------------------------------------------------------------------
Viad Corp. 2                                                                                94,500         2,957,850
---------------------------------------------------------------------------------------------------------------------
Volt Information Sciences, Inc. 1,2                                                         48,300         2,250,780
---------------------------------------------------------------------------------------------------------------------
Waste Connections, Inc. 1,2                                                                232,600         8,466,640


                   35 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Watson Wyatt & Co. Holdings                                                                 45,400   $     1,595,356
---------------------------------------------------------------------------------------------------------------------
West Corp. 1                                                                                90,000         4,311,900
                                                                                                     ----------------
                                                                                                         168,692,191

---------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.3%
Baker (Michael) Corp. 1                                                                     52,200         1,132,740
---------------------------------------------------------------------------------------------------------------------
Comfort Systems USA, Inc. 2                                                                253,200         3,618,228
---------------------------------------------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                                                        263,600        12,829,412
---------------------------------------------------------------------------------------------------------------------
Granite Construction, Inc. 2                                                               215,800         9,769,266
---------------------------------------------------------------------------------------------------------------------
Infrasource Services, Inc. 1                                                               174,800         3,183,108
---------------------------------------------------------------------------------------------------------------------
Insituform Technologies, Inc., Cl. A 1,2                                                   123,000         2,815,470
---------------------------------------------------------------------------------------------------------------------
McDermott International, Inc. 1                                                             18,700           850,289
---------------------------------------------------------------------------------------------------------------------
Perini Corp. 1,2                                                                            92,100         2,072,250
---------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc. 1,2                                                                  710,900        12,319,897
---------------------------------------------------------------------------------------------------------------------
Sterling Construction Co., Inc. 1                                                           58,300         1,609,080
---------------------------------------------------------------------------------------------------------------------
Williams Scotsman International, Inc. 1,2                                                  171,500         3,745,560
                                                                                                     ----------------
                                                                                                          53,945,300

---------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.0%
Acuity Brands, Inc. 2                                                                      337,100        13,116,561
---------------------------------------------------------------------------------------------------------------------
Baldor Electric Co. 2                                                                      252,100         7,888,209
---------------------------------------------------------------------------------------------------------------------
Encore Wire Corp. 1,2                                                                      137,500         4,941,750
---------------------------------------------------------------------------------------------------------------------
Franklin Electric Co., Inc. 2                                                               43,600         2,251,504
---------------------------------------------------------------------------------------------------------------------
General Cable Corp. 1                                                                      375,700        13,149,500
---------------------------------------------------------------------------------------------------------------------
Genlyte Group, Inc. (The) 1,2                                                              106,199         7,691,994
---------------------------------------------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                                                        80,400         3,831,060
---------------------------------------------------------------------------------------------------------------------
II-VI, Inc. 1                                                                               69,800         1,277,340
---------------------------------------------------------------------------------------------------------------------
LaBarge, Inc. 1,2                                                                           27,200           360,944

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT Continued
Lamson & Sessions Co. (The) 1,2                                                             85,300   $     2,419,108
---------------------------------------------------------------------------------------------------------------------
LSI Industries, Inc. 2                                                                     137,800         2,341,222
---------------------------------------------------------------------------------------------------------------------
Power-One, Inc. 1,2                                                                         62,000           409,200
---------------------------------------------------------------------------------------------------------------------
Preformed Line Products Co. 2                                                                3,000           113,700
---------------------------------------------------------------------------------------------------------------------
Smith (A.O.) Corp.                                                                         229,300        10,630,348
---------------------------------------------------------------------------------------------------------------------
Superior Essex, Inc. 1,2                                                                   103,640         3,101,945
---------------------------------------------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                                                      85,200         4,370,760
---------------------------------------------------------------------------------------------------------------------
Vicor Corp. 2                                                                              163,063         2,701,954
---------------------------------------------------------------------------------------------------------------------
Woodward Governor Co. 2                                                                    174,701         5,330,128
                                                                                                     ----------------
                                                                                                          85,927,227

---------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Carlisle Cos., Inc.                                                                         13,100         1,038,830
---------------------------------------------------------------------------------------------------------------------
Raven Industries, Inc. 2                                                                    21,600           680,400
---------------------------------------------------------------------------------------------------------------------
Teleflex, Inc.                                                                              62,100         3,354,642
---------------------------------------------------------------------------------------------------------------------
Walter Industries, Inc. 2                                                                   12,500           720,625
                                                                                                     ----------------
                                                                                                           5,794,497

---------------------------------------------------------------------------------------------------------------------
MACHINERY--4.6%
AGCO Corp. 1,2                                                                             285,600         7,516,992
---------------------------------------------------------------------------------------------------------------------
Albany International Corp., Cl. A 2                                                        310,900        13,179,051
---------------------------------------------------------------------------------------------------------------------
American Railcar Industries, Inc. 2                                                        126,900         4,201,659
---------------------------------------------------------------------------------------------------------------------
American Science & Engineering, Inc. 1,2                                                    14,800           857,216
---------------------------------------------------------------------------------------------------------------------
Ampco-Pittsburgh Corp. 2                                                                    28,700           822,255
---------------------------------------------------------------------------------------------------------------------
Astec Industries, Inc. 1                                                                   174,200         5,943,704
---------------------------------------------------------------------------------------------------------------------
Badger Meter, Inc. 2                                                                        21,400           577,800
---------------------------------------------------------------------------------------------------------------------
Barnes Group, Inc. 2                                                                       333,600         6,655,320
---------------------------------------------------------------------------------------------------------------------
Briggs & Stratton Corp. 2                                                                   52,500         1,633,275


                   36 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
MACHINERY Continued
Bucyrus International,
Inc., Cl. A                                                                                189,124   $     9,550,762
---------------------------------------------------------------------------------------------------------------------
Cascade Corp. 2                                                                             45,500         1,799,525
---------------------------------------------------------------------------------------------------------------------
CIRCOR International, Inc. 2                                                                49,200         1,500,108
---------------------------------------------------------------------------------------------------------------------
Clarcor, Inc. 2                                                                             56,900         1,695,051
---------------------------------------------------------------------------------------------------------------------
Columbus McKinnon Corp. 1                                                                   96,200         2,091,388
---------------------------------------------------------------------------------------------------------------------
Crane Co.                                                                                  131,800         5,482,880
---------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                               52,500         6,418,125
---------------------------------------------------------------------------------------------------------------------
Dynamic Materials Corp.                                                                    102,968         3,473,111
---------------------------------------------------------------------------------------------------------------------
Federal Signal Corp. 2                                                                      28,400           429,976
---------------------------------------------------------------------------------------------------------------------
Flow International Corp. 1                                                                 123,000         1,730,610
---------------------------------------------------------------------------------------------------------------------
Flowserve Corp. 1                                                                          253,200        14,407,080
---------------------------------------------------------------------------------------------------------------------
Graco, Inc.                                                                                 34,900         1,604,702
---------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc. 2                                                                     16,200           530,388
---------------------------------------------------------------------------------------------------------------------
Harsco Corp.                                                                                26,200         2,042,552
---------------------------------------------------------------------------------------------------------------------
Kaydon Corp. 2                                                                             301,300        11,241,503
---------------------------------------------------------------------------------------------------------------------
Lincoln Electric Holdings, Inc. 2                                                           65,600         4,109,840
---------------------------------------------------------------------------------------------------------------------
Lindsay Manufacturing Co. 2                                                                 33,000           894,960
---------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                  180,000         8,010,000
---------------------------------------------------------------------------------------------------------------------
Middleby Corp. (The) 1,2                                                                    12,600         1,090,656
---------------------------------------------------------------------------------------------------------------------
Miller Industries, Inc. 1                                                                   63,700         1,318,590
---------------------------------------------------------------------------------------------------------------------
Mueller Industries, Inc.                                                                   225,000         7,431,750
---------------------------------------------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                                                               69,100         9,495,031
---------------------------------------------------------------------------------------------------------------------
Nordson Corp.                                                                              223,800        11,006,484
---------------------------------------------------------------------------------------------------------------------
Robbins & Myers, Inc. 2                                                                     56,400         1,474,296
---------------------------------------------------------------------------------------------------------------------
SPX Corp.                                                                                  126,500         7,077,675
---------------------------------------------------------------------------------------------------------------------
Sun Hydraulics Corp. 2                                                                      40,200           835,356
---------------------------------------------------------------------------------------------------------------------
Tennant Co. 2                                                                               56,700         2,850,876

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
MACHINERY Continued
Terex Corp. 1                                                                                9,200   $       908,040
---------------------------------------------------------------------------------------------------------------------
Titan International, Inc. 2                                                                 93,900         1,756,869
---------------------------------------------------------------------------------------------------------------------
Toro Co. (The)                                                                             147,100         6,869,570
---------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc. 2                                                                 145,650         5,884,260
---------------------------------------------------------------------------------------------------------------------
Valmont Industries, Inc. 2                                                                 134,100         6,234,309
---------------------------------------------------------------------------------------------------------------------
Wabtec Corp.                                                                               383,200        14,331,680
                                                                                                     ----------------
                                                                                                         196,965,275

---------------------------------------------------------------------------------------------------------------------
MARINE--0.2%
Horizon Lines, Inc., Cl. A                                                                  67,100         1,074,942
---------------------------------------------------------------------------------------------------------------------
Kirby Corp. 1,2                                                                            198,600         7,844,700
                                                                                                     ----------------
                                                                                                           8,919,642

---------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.4%
Amerco 1                                                                                    50,100         5,043,066
---------------------------------------------------------------------------------------------------------------------
Arkansas Best Corp. 2                                                                      271,100        13,611,931
---------------------------------------------------------------------------------------------------------------------
Celadon Group, Inc. 1                                                                      214,875         4,735,845
---------------------------------------------------------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc. 1,2                                                   90,100         4,060,807
---------------------------------------------------------------------------------------------------------------------
Heartland Express, Inc. 2                                                                  187,300         3,350,797
---------------------------------------------------------------------------------------------------------------------
Laidlaw International, Inc.                                                                217,500         5,481,000
---------------------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                                        105,000         6,135,150
---------------------------------------------------------------------------------------------------------------------
SCS Transportation, Inc. 1                                                                  97,999         2,697,912
---------------------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                                                           348,700        11,074,712
---------------------------------------------------------------------------------------------------------------------
U.S. Xpress Enterprises, Inc., Cl. A 1                                                      49,900         1,348,298
---------------------------------------------------------------------------------------------------------------------
Universal Truckload Services, Inc. 1,2                                                      20,854           711,747
                                                                                                     ----------------
                                                                                                          58,251,265


                   37 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.4%
Applied Industrial Technologies, Inc. 2                                                    451,200   $    10,968,672
---------------------------------------------------------------------------------------------------------------------
BlueLinx Holdings, Inc. 2                                                                   54,900           715,347
---------------------------------------------------------------------------------------------------------------------
GATX Corp.                                                                                  88,800         3,774,000
---------------------------------------------------------------------------------------------------------------------
Interline Brands, Inc. 1                                                                   289,200         6,761,496
---------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., Cl. A                                                      91,100         4,333,627
---------------------------------------------------------------------------------------------------------------------
Rush Enterprises, Inc., Cl. A 1,2                                                           97,300         1,767,941
---------------------------------------------------------------------------------------------------------------------
UAP Holding Corp.                                                                          520,533        11,352,825
---------------------------------------------------------------------------------------------------------------------
United Rentals, Inc. 1,2                                                                   350,600        11,212,188
---------------------------------------------------------------------------------------------------------------------
Watsco, Inc. 2                                                                              61,500         3,678,930
---------------------------------------------------------------------------------------------------------------------
WESCO International, Inc. 1                                                                 58,600         4,043,400
                                                                                                     ----------------
                                                                                                          58,608,426

---------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--18.8%
---------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.9%
Anaren Microwave, Inc. 1,2                                                                 140,400         2,876,796
---------------------------------------------------------------------------------------------------------------------
Avocent Corp. 1                                                                            105,700         2,774,625
---------------------------------------------------------------------------------------------------------------------
Bel Fuse, Inc., Cl. A                                                                       37,400         1,015,410
---------------------------------------------------------------------------------------------------------------------
Belden CDT, Inc. 2                                                                         382,100        12,628,405
---------------------------------------------------------------------------------------------------------------------
Black Box Corp. 2                                                                           93,900         3,599,187
---------------------------------------------------------------------------------------------------------------------
Carrier Access Corp. 1                                                                      57,800           478,006
---------------------------------------------------------------------------------------------------------------------
CommScope, Inc. 1,2                                                                        438,300        13,771,386
---------------------------------------------------------------------------------------------------------------------
Digi International, Inc. 1,2                                                                61,009           764,443
---------------------------------------------------------------------------------------------------------------------
Ditech Networks, Inc. 1                                                                    156,900         1,368,168
---------------------------------------------------------------------------------------------------------------------
EMS Technologies, Inc. 1                                                                    66,300         1,191,411
---------------------------------------------------------------------------------------------------------------------
Finisar Corp. 1,2                                                                          230,700           754,389
---------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc. 1,2                                                                 186,000         1,982,760
---------------------------------------------------------------------------------------------------------------------
Harmonic, Inc. 1,2                                                                          28,700           128,576
---------------------------------------------------------------------------------------------------------------------
MasTec, Inc. 1,2                                                                            92,400         1,220,604
---------------------------------------------------------------------------------------------------------------------
Oplink Communications, Inc. 1,2                                                            123,700         2,264,947

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Packeteer, Inc. 1,2                                                                        312,200   $     3,540,348
---------------------------------------------------------------------------------------------------------------------
Performance Technologies, Inc. 1                                                            77,500           534,750
---------------------------------------------------------------------------------------------------------------------
Polycom, Inc. 1,2                                                                          651,600        14,283,072
---------------------------------------------------------------------------------------------------------------------
Radyne Corp. 1,2                                                                            20,800           236,704
---------------------------------------------------------------------------------------------------------------------
Redback Networks, Inc. 1                                                                   339,600         6,228,264
---------------------------------------------------------------------------------------------------------------------
Sirenza Microdevices, Inc. 1                                                               126,300         1,533,282
---------------------------------------------------------------------------------------------------------------------
Stratex Networks, Inc. 1,2                                                                  75,200           254,928
---------------------------------------------------------------------------------------------------------------------
Sycamore Networks, Inc. 1,2                                                                834,200         3,386,852
---------------------------------------------------------------------------------------------------------------------
Tellabs, Inc. 1                                                                            205,100         2,729,881
---------------------------------------------------------------------------------------------------------------------
ViaSat, Inc. 1,2                                                                           130,700         3,356,376
                                                                                                     ----------------
                                                                                                          82,903,570

---------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.7%
Advanced Digital Information Corp. 1                                                       367,100         4,320,767
---------------------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1,2                                                 2,157,100        13,244,594
---------------------------------------------------------------------------------------------------------------------
Emulex Corp. 1                                                                             350,500         5,702,635
---------------------------------------------------------------------------------------------------------------------
Hypercom Corp. 1                                                                           345,700         3,232,295
---------------------------------------------------------------------------------------------------------------------
Imation Corp.                                                                              183,200         7,520,360
---------------------------------------------------------------------------------------------------------------------
Komag, Inc. 1,2                                                                            260,800        12,043,744
---------------------------------------------------------------------------------------------------------------------
LaserCard Corp. 1                                                                           31,500           412,335
---------------------------------------------------------------------------------------------------------------------
Palm, Inc. 1,2                                                                             612,200         9,856,420
---------------------------------------------------------------------------------------------------------------------
Seagate Technology                                                                         247,122         5,594,842
---------------------------------------------------------------------------------------------------------------------
Western Digital Corp. 1                                                                    465,400         9,219,574
                                                                                                     ----------------
                                                                                                          71,147,566

---------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.2%
Acacia Research Corp. 1,2                                                                   39,500           555,370
---------------------------------------------------------------------------------------------------------------------
Agilysys, Inc.                                                                              89,600         1,612,800
---------------------------------------------------------------------------------------------------------------------
Anixter International, Inc.                                                                 29,800         1,414,308
---------------------------------------------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                                                                  175,200         5,641,440


                   38 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Avnet, Inc. 1                                                                              180,500   $     3,613,610
---------------------------------------------------------------------------------------------------------------------
AVX Corp. 2                                                                                192,600         3,041,154
---------------------------------------------------------------------------------------------------------------------
Brightpoint, Inc. 2                                                                        497,790         6,735,099
---------------------------------------------------------------------------------------------------------------------
CalAmp Corp. 1                                                                             104,250           926,783
---------------------------------------------------------------------------------------------------------------------
Checkpoint Systems, Inc. 1                                                                 172,100         3,822,341
---------------------------------------------------------------------------------------------------------------------
Coherent, Inc. 1                                                                           118,500         3,997,005
---------------------------------------------------------------------------------------------------------------------
CPI International, Inc. 1                                                                   72,100         1,045,450
---------------------------------------------------------------------------------------------------------------------
CTS Corp. 2                                                                                 41,900           623,891
---------------------------------------------------------------------------------------------------------------------
Daktronics, Inc. 2                                                                          29,000           837,230
---------------------------------------------------------------------------------------------------------------------
Dionex Corp. 1,2                                                                             1,000            54,660
---------------------------------------------------------------------------------------------------------------------
DTS, Inc. 1                                                                                  3,800            74,024
---------------------------------------------------------------------------------------------------------------------
Electro Scientific Industries, Inc. 1,2                                                    152,900         2,750,671
---------------------------------------------------------------------------------------------------------------------
Fargo Electronics, Inc. 1,2                                                                 36,600           929,274
---------------------------------------------------------------------------------------------------------------------
Global Imaging Systems, Inc. 1                                                             108,000         4,458,240
---------------------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc. 1                                                                335,900         6,398,895
---------------------------------------------------------------------------------------------------------------------
Itron, Inc. 1,2                                                                             98,100         5,813,406
---------------------------------------------------------------------------------------------------------------------
Keithley Instruments, Inc. 2                                                                15,000           190,950
---------------------------------------------------------------------------------------------------------------------
Kemet Corp. 1                                                                              332,400         3,064,728
---------------------------------------------------------------------------------------------------------------------
Littlefuse, Inc. 1                                                                          82,700         2,843,226
---------------------------------------------------------------------------------------------------------------------
Merix Corp. 1,2                                                                             61,500           674,655
---------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 1                                                        94,900         5,748,093
---------------------------------------------------------------------------------------------------------------------
MTS Systems Corp. 2                                                                        136,200         5,381,262
---------------------------------------------------------------------------------------------------------------------
Multi-Fineline Electronix, Inc. 1,2                                                          6,800           225,692
---------------------------------------------------------------------------------------------------------------------
Newport Corp. 1                                                                            212,300         3,422,276
---------------------------------------------------------------------------------------------------------------------
Park Electrochemical Corp. 2                                                               157,100         4,045,325
---------------------------------------------------------------------------------------------------------------------
PC Connection, Inc. 1,2                                                                     33,100           193,635
---------------------------------------------------------------------------------------------------------------------
Planar Systems, Inc. 1                                                                      75,000           903,000
---------------------------------------------------------------------------------------------------------------------
Plexus Corp. 1                                                                             387,400        13,252,954
---------------------------------------------------------------------------------------------------------------------
RadiSys Corp. 1,2                                                                          148,200         3,254,472


                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Rofin-Sinar Technologies, Inc. 1,2                                                         184,400   $    10,597,468
---------------------------------------------------------------------------------------------------------------------
Rogers Corp. 1,2                                                                           140,200         7,898,868
---------------------------------------------------------------------------------------------------------------------
ScanSource, Inc. 1,2                                                                       108,600         3,184,152
---------------------------------------------------------------------------------------------------------------------
Solectron Corp. 1                                                                        1,411,100         4,825,962
---------------------------------------------------------------------------------------------------------------------
Staktek Holdings, Inc. 1                                                                     7,600            36,936
---------------------------------------------------------------------------------------------------------------------
Tech Data Corp. 1                                                                          200,700         7,688,817
---------------------------------------------------------------------------------------------------------------------
Technitrol, Inc. 2                                                                           6,200           143,530
---------------------------------------------------------------------------------------------------------------------
TTM Technologies, Inc. 1,2                                                                 236,700         3,425,049
---------------------------------------------------------------------------------------------------------------------
Zygo Corp. 1                                                                               185,200         3,035,428
                                                                                                     ----------------
                                                                                                         138,382,129

---------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.4%
24/7 Real Media, Inc. 1,2                                                                  191,000         1,676,980
---------------------------------------------------------------------------------------------------------------------
Art Technology Group, Inc. 1                                                               299,000           891,020
---------------------------------------------------------------------------------------------------------------------
Chordiant Software, Inc. 1                                                                  66,500           201,495
---------------------------------------------------------------------------------------------------------------------
CyberSource Corp. 1                                                                         32,991           385,995
---------------------------------------------------------------------------------------------------------------------
Digital Insight Corp. 1                                                                    346,000        11,864,340
---------------------------------------------------------------------------------------------------------------------
Digital River, Inc. 1,2                                                                    305,300        12,331,067
---------------------------------------------------------------------------------------------------------------------
EarthLink, Inc. 1                                                                        1,186,600        10,275,956
---------------------------------------------------------------------------------------------------------------------
eCollege.com, Inc. 1,2                                                                      50,000         1,057,000
---------------------------------------------------------------------------------------------------------------------
InfoSpace, Inc. 1,2                                                                        218,500         4,953,395
---------------------------------------------------------------------------------------------------------------------
Interwoven, Inc. 1                                                                         134,800         1,156,584
---------------------------------------------------------------------------------------------------------------------
iPass, Inc. 1,2                                                                            201,300         1,127,280
---------------------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1,2                                                         261,200         8,154,664
---------------------------------------------------------------------------------------------------------------------
Knot, Inc. (The) 1                                                                          50,200         1,050,686
---------------------------------------------------------------------------------------------------------------------
LivePerson, Inc. 1,2                                                                         2,300            11,155
---------------------------------------------------------------------------------------------------------------------
Move, Inc. 1                                                                               550,500         3,016,740
---------------------------------------------------------------------------------------------------------------------
Online Resources & Communications Corp. 1,2                                                  4,200            43,428
---------------------------------------------------------------------------------------------------------------------
Open Text Corp. 1,2                                                                        106,000         1,530,640
---------------------------------------------------------------------------------------------------------------------
RealNetworks, Inc. 1                                                                       916,400         9,805,480
---------------------------------------------------------------------------------------------------------------------
S1 Corp. 1,2                                                                                89,800           431,040


                   39 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
Savvis, Inc. 1                                                                              15,913   $       471,184
---------------------------------------------------------------------------------------------------------------------
Sohu.com, Inc. 1                                                                            65,600         1,691,824
---------------------------------------------------------------------------------------------------------------------
SonicWALL, Inc. 1,2                                                                        562,700         5,058,673
---------------------------------------------------------------------------------------------------------------------
Stellent, Inc.                                                                              22,700           216,785
---------------------------------------------------------------------------------------------------------------------
TheStreet.com, Inc.                                                                         26,000           333,320
---------------------------------------------------------------------------------------------------------------------
Travelzoo, Inc. 1,2                                                                         39,200         1,189,328
---------------------------------------------------------------------------------------------------------------------
United Online, Inc. 2                                                                      832,150         9,985,800
---------------------------------------------------------------------------------------------------------------------
Vignette Corp. 1                                                                           126,500         1,844,370
---------------------------------------------------------------------------------------------------------------------
webMethods, Inc. 1                                                                         476,700         4,705,029
---------------------------------------------------------------------------------------------------------------------
Websense, Inc. 1,2                                                                         323,200         6,638,528
                                                                                                     ----------------
                                                                                                         102,099,786

---------------------------------------------------------------------------------------------------------------------
IT SERVICES--2.2%
Acxiom Corp.                                                                               121,000         3,025,000
---------------------------------------------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                                                                  354,500         4,856,650
---------------------------------------------------------------------------------------------------------------------
CACI International, Inc., Cl. A 1                                                           37,400         2,181,542
---------------------------------------------------------------------------------------------------------------------
Ceridian Corp. 1                                                                           232,800         5,689,632
---------------------------------------------------------------------------------------------------------------------
CheckFree Corp. 1                                                                          100,900         5,000,604
---------------------------------------------------------------------------------------------------------------------
CIBER, Inc. 1,2                                                                             84,100           554,219
---------------------------------------------------------------------------------------------------------------------
Convergys Corp. 1                                                                          320,400         6,247,800
---------------------------------------------------------------------------------------------------------------------
Covansys Corp. 1,2                                                                          60,600           761,742
---------------------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1                                                          485,400        12,008,796
---------------------------------------------------------------------------------------------------------------------
DST Systems, Inc. 1                                                                          2,700           160,650
---------------------------------------------------------------------------------------------------------------------
Forrester Research, Inc. 1,2                                                               130,500         3,651,390
---------------------------------------------------------------------------------------------------------------------
Gartner, Inc., Cl. A 1,2                                                                   215,200         3,055,840
---------------------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                                      101,400         4,922,970
---------------------------------------------------------------------------------------------------------------------
infoUSA, Inc.                                                                              222,368         2,292,614
---------------------------------------------------------------------------------------------------------------------
Integral Systems, Inc. 2                                                                     3,000            80,490
---------------------------------------------------------------------------------------------------------------------
Keane, Inc. 1,2                                                                             72,000           900,000
---------------------------------------------------------------------------------------------------------------------
Lightbridge, Inc. 1                                                                         88,400         1,144,780
---------------------------------------------------------------------------------------------------------------------
ManTech International Corp. 1,2                                                              4,500           138,870
---------------------------------------------------------------------------------------------------------------------
Maximus, Inc. 2                                                                            130,200         3,014,130

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
IT SERVICES Continued
MoneyGram International, Inc.                                                              166,500   $     5,652,675
---------------------------------------------------------------------------------------------------------------------
MPS Group, Inc. 1                                                                          859,500        12,944,070
---------------------------------------------------------------------------------------------------------------------
NCI, Inc., Cl. A 1                                                                         111,500         1,460,650
---------------------------------------------------------------------------------------------------------------------
Perot Systems Corp., Cl. A 1,2                                                             230,400         3,336,192
---------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.                                                                        53,100         1,168,200
---------------------------------------------------------------------------------------------------------------------
Startek, Inc. 2                                                                             97,200         1,453,140
---------------------------------------------------------------------------------------------------------------------
Sykes Enterprises, Inc. 1                                                                  274,400         4,434,304
---------------------------------------------------------------------------------------------------------------------
TNS, Inc. 1                                                                                 41,900           866,911
---------------------------------------------------------------------------------------------------------------------
Tyler Technologies, Inc. 1,2                                                               114,500         1,282,400
                                                                                                     ----------------
                                                                                                          92,286,261

---------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.4%
ADE Corp. 1,2                                                                              163,100         5,299,119
---------------------------------------------------------------------------------------------------------------------
Advanced Energy Industries, Inc. 1,2                                                       273,300         3,618,492
---------------------------------------------------------------------------------------------------------------------
Agere Systems, Inc. 1                                                                      275,400         4,048,380
---------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc. 1,2                                                                 530,800         5,021,368
---------------------------------------------------------------------------------------------------------------------
ANADIGICS, Inc. 1,2                                                                        214,400         1,440,768
---------------------------------------------------------------------------------------------------------------------
Asyst Technologies, Inc. 1,2                                                               317,500         2,390,775
---------------------------------------------------------------------------------------------------------------------
Atmel Corp. 1,2                                                                            818,900         4,544,895
---------------------------------------------------------------------------------------------------------------------
Cirrus Logic, Inc. 1,2                                                                     551,500         4,489,210
---------------------------------------------------------------------------------------------------------------------
Cohu, Inc. 2                                                                                 2,700            47,385
---------------------------------------------------------------------------------------------------------------------
Conexant Systems, Inc. 1,2                                                                 349,000           872,500
---------------------------------------------------------------------------------------------------------------------
Cymer, Inc. 1                                                                              307,000        14,263,220
---------------------------------------------------------------------------------------------------------------------
Diodes, Inc. 1,2                                                                            20,606           853,913
---------------------------------------------------------------------------------------------------------------------
Exar Corp. 1,2                                                                              34,400           456,488
---------------------------------------------------------------------------------------------------------------------
FormFactor, Inc. 1,2                                                                        96,600         4,311,258
---------------------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                                                      216,100         5,024,325
---------------------------------------------------------------------------------------------------------------------
Intevac, Inc. 1,2                                                                          135,700         2,941,976
---------------------------------------------------------------------------------------------------------------------
IXYS Corp. 1,2                                                                              21,100           202,560
---------------------------------------------------------------------------------------------------------------------
Kopin Corp. 1,2                                                                            127,300           459,553
---------------------------------------------------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc. 1,2                                                       261,500         1,937,715


                   40 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
Lam Research Corp. 1                                                                       128,000   $     5,967,360
---------------------------------------------------------------------------------------------------------------------
Lattice Semiconductor Corp. 1                                                               72,300           446,814
---------------------------------------------------------------------------------------------------------------------
LSI Logic Corp. 1                                                                          560,000         5,012,000
---------------------------------------------------------------------------------------------------------------------
LTX Corp. 1                                                                                519,500         3,641,695
---------------------------------------------------------------------------------------------------------------------
Mattson Technology, Inc. 1                                                                  13,700           133,849
---------------------------------------------------------------------------------------------------------------------
Micrel, Inc. 1,2                                                                           742,800         7,435,428
---------------------------------------------------------------------------------------------------------------------
Microtune, Inc. 1,2                                                                         67,600           423,176
---------------------------------------------------------------------------------------------------------------------
MKS Instruments, Inc. 1                                                                    212,000         4,265,440
---------------------------------------------------------------------------------------------------------------------
Monolithic Power Systems, Inc. 1                                                            68,900           815,087
---------------------------------------------------------------------------------------------------------------------
Netlogic Microsystems, Inc. 1,2                                                             29,900           964,275
---------------------------------------------------------------------------------------------------------------------
NVIDIA Corp. 1                                                                             235,700         5,018,053
---------------------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                                                          440,800         9,309,696
---------------------------------------------------------------------------------------------------------------------
ON Semiconductor Corp. 1,2                                                               1,329,500         7,817,460
---------------------------------------------------------------------------------------------------------------------
PDF Solutions, Inc. 1,2                                                                     65,300           810,373
---------------------------------------------------------------------------------------------------------------------
Photronics, Inc. 1,2                                                                        63,500           939,800
---------------------------------------------------------------------------------------------------------------------
Silicon Image, Inc. 1,2                                                                    152,200         1,640,716
---------------------------------------------------------------------------------------------------------------------
Supertex, Inc. 1,2                                                                          70,800         2,827,752
---------------------------------------------------------------------------------------------------------------------
Transmeta Corp. 1,2                                                                        403,600           653,832
---------------------------------------------------------------------------------------------------------------------
Trident Microsystems, Inc. 1,2                                                             200,900         3,813,082
---------------------------------------------------------------------------------------------------------------------
TriQuint Semiconductor, Inc. 1                                                             955,600         4,261,976
---------------------------------------------------------------------------------------------------------------------
Ultratech, Inc. 1,2                                                                         46,700           735,058
---------------------------------------------------------------------------------------------------------------------
Veeco Instruments, Inc. 1,2                                                                242,400         5,778,816
---------------------------------------------------------------------------------------------------------------------
Zoran Corp. 1                                                                              474,200        11,542,028
                                                                                                     ----------------
                                                                                                         146,477,666

---------------------------------------------------------------------------------------------------------------------
SOFTWARE--4.0%
Actuate Corp. 1                                                                            269,500         1,088,780

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
SOFTWARE Continued
Advent Software, Inc. 1,2                                                                  211,800   $     7,639,626
---------------------------------------------------------------------------------------------------------------------
Altiris, Inc. 1,2                                                                           97,900         1,766,116
---------------------------------------------------------------------------------------------------------------------
Ansoft Corp. 1,2                                                                           194,946         3,992,494
---------------------------------------------------------------------------------------------------------------------
Ansys, Inc. 1,2                                                                             11,100           530,802
---------------------------------------------------------------------------------------------------------------------
Aspen Technology, Inc. 1,2                                                                 454,400         5,961,728
---------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                                                        523,100         6,847,379
---------------------------------------------------------------------------------------------------------------------
Blackbaud, Inc.                                                                            418,024         9,489,145
---------------------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                                       265,300         6,340,670
---------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                                             261,400         4,483,010
---------------------------------------------------------------------------------------------------------------------
Catapult Communications Corp. 1,2                                                           24,700           269,230
---------------------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                                           60,000           402,000
---------------------------------------------------------------------------------------------------------------------
ePlus, inc. 1                                                                                8,300            94,039
---------------------------------------------------------------------------------------------------------------------
FactSet Research Systems, Inc.                                                              37,600         1,778,480
---------------------------------------------------------------------------------------------------------------------
Fair Isaac Corp.                                                                           136,500         4,956,315
---------------------------------------------------------------------------------------------------------------------
FileNet Corp. 1,2                                                                           99,000         2,666,070
---------------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 1,2                                                                18,650           514,740
---------------------------------------------------------------------------------------------------------------------
Informatica Corp. 1,2                                                                      607,100         7,989,436
---------------------------------------------------------------------------------------------------------------------
Intergraph Corp. 1,2                                                                       272,000         8,565,280
---------------------------------------------------------------------------------------------------------------------
Internet Security Systems, Inc. 1,2                                                        273,800         5,161,130
---------------------------------------------------------------------------------------------------------------------
InterVoice-Brite, Inc. 1,2                                                                  60,000           427,200
---------------------------------------------------------------------------------------------------------------------
JDA Software Group, Inc. 1                                                                 160,200         2,247,606
---------------------------------------------------------------------------------------------------------------------
Lawson Software, Inc. 1                                                                  1,287,800         8,628,260
---------------------------------------------------------------------------------------------------------------------
Macrovision Corp. 1                                                                         12,700           273,304
---------------------------------------------------------------------------------------------------------------------
Magma Design Automation, Inc. 1,2                                                           42,000           308,700
---------------------------------------------------------------------------------------------------------------------
Manhattan Associates, Inc. 1,2                                                              46,600           945,514
---------------------------------------------------------------------------------------------------------------------
MapInfo Corp. 1,2                                                                           68,400           892,620
---------------------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                              82,100         1,992,567


                   41 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
SOFTWARE Continued
Mentor Graphics Corp. 1,2                                                                  201,400   $     2,614,172
---------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                                     193,400         8,447,712
---------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1,2                                                             128,200        12,502,064
---------------------------------------------------------------------------------------------------------------------
MRO Software, Inc. 1,2                                                                     179,500         3,602,565
---------------------------------------------------------------------------------------------------------------------
MSC.Software Corp. 1                                                                        96,900         1,734,510
---------------------------------------------------------------------------------------------------------------------
Net 1 UEPS Technologies, Inc. 1                                                             52,200         1,427,670
---------------------------------------------------------------------------------------------------------------------
Open Solutions, Inc. 1,2                                                                    25,500           678,555
---------------------------------------------------------------------------------------------------------------------
Parametric Technology Corp. 1                                                              118,600         1,507,406
---------------------------------------------------------------------------------------------------------------------
Radiant Systems, Inc. 1,2                                                                   46,600           492,562
---------------------------------------------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A                                                             217,800         6,679,926
---------------------------------------------------------------------------------------------------------------------
SPSS, Inc. 1,2                                                                             125,900         4,046,426
---------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                           331,600         6,224,132
---------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                                                   1,276,500         8,999,325
---------------------------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc., Cl. A 1                                              350,031        14,592,792
---------------------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc. (The) 1,2                                                    104,800         2,007,968
---------------------------------------------------------------------------------------------------------------------
VA Software Corp. 1                                                                        342,400         1,328,512
---------------------------------------------------------------------------------------------------------------------
Verint Systems, Inc. 1,2                                                                     6,400           186,816
                                                                                                     ----------------
                                                                                                         173,325,354

---------------------------------------------------------------------------------------------------------------------
MATERIALS--8.2%
---------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.3%
Agrium, Inc.                                                                                96,800         2,247,696
---------------------------------------------------------------------------------------------------------------------
Airgas, Inc.                                                                                75,400         2,808,650
---------------------------------------------------------------------------------------------------------------------
Arch Chemicals, Inc. 2                                                                      90,900         3,276,945
---------------------------------------------------------------------------------------------------------------------
CF Industries Holdings, Inc.                                                                 5,000            71,300
---------------------------------------------------------------------------------------------------------------------
Cytec Industries, Inc.                                                                      36,100         1,937,126
---------------------------------------------------------------------------------------------------------------------
FMC Corp.                                                                                   57,300         3,689,547
---------------------------------------------------------------------------------------------------------------------
Fuller (H.B.) Co.                                                                          260,700        11,358,699

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
CHEMICALS Continued
Georgia Gulf Corp. 2                                                                       155,900   $     3,900,618
---------------------------------------------------------------------------------------------------------------------
Hercules, Inc. 1,2                                                                         462,000         7,050,120
---------------------------------------------------------------------------------------------------------------------
MacDermid, Inc. 2                                                                          130,100         3,746,880
---------------------------------------------------------------------------------------------------------------------
NewMarket Corp. 2                                                                          168,100         8,246,986
---------------------------------------------------------------------------------------------------------------------
Olin Corp.                                                                                 139,400         2,499,442
---------------------------------------------------------------------------------------------------------------------
OM Group, Inc. 1                                                                           182,400         5,627,040
---------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 1,2                                                                     105,500         2,878,040
---------------------------------------------------------------------------------------------------------------------
PolyOne Corp. 1,2                                                                        1,118,600         9,821,308
---------------------------------------------------------------------------------------------------------------------
Schulman (A.), Inc. 2                                                                      174,500         3,994,305
---------------------------------------------------------------------------------------------------------------------
Sensient Technologies Corp. 2                                                              136,500         2,854,215
---------------------------------------------------------------------------------------------------------------------
Spartech Corp.                                                                             304,500         6,881,700
---------------------------------------------------------------------------------------------------------------------
Stepan Co. 2                                                                                16,300           514,754
---------------------------------------------------------------------------------------------------------------------
Tronox, Inc., Cl. A 2                                                                      171,500         2,226,070
---------------------------------------------------------------------------------------------------------------------
Valspar Corp. (The)                                                                        189,300         4,999,413
---------------------------------------------------------------------------------------------------------------------
W.R. Grace & Co. 1,2                                                                       615,200         7,197,840
---------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp.                                                                     38,300         1,141,340
                                                                                                     ----------------
                                                                                                          98,970,034

---------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.4%
Eagle Materials, Inc.                                                                      141,400         6,716,500
---------------------------------------------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                                                             34,000         3,099,100
---------------------------------------------------------------------------------------------------------------------
Texas Industries, Inc. 2                                                                   109,500         5,814,450
---------------------------------------------------------------------------------------------------------------------
U.S. Concrete, Inc. 1                                                                      139,300         1,539,265
                                                                                                     ----------------
                                                                                                          17,169,315

---------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.9%
AEP Industries, Inc. 1                                                                      10,500           350,910
---------------------------------------------------------------------------------------------------------------------
AptarGroup, Inc.                                                                            25,400         1,260,094
---------------------------------------------------------------------------------------------------------------------
Bemis Co., Inc.                                                                             29,500           903,290
---------------------------------------------------------------------------------------------------------------------
Caraustar Industries, Inc. 1,2                                                              47,600           428,400
---------------------------------------------------------------------------------------------------------------------
Graphic Packaging Corp. 1                                                                   29,200           110,668
---------------------------------------------------------------------------------------------------------------------
Greif, Inc., Cl. A 2                                                                        74,000         5,547,040
---------------------------------------------------------------------------------------------------------------------
Myers Industries, Inc. 2                                                                   198,600         3,413,934
---------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America                                                                 250,300         5,511,606


                   42 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING Continued
Pactiv Corp. 1                                                                             231,900   $     5,739,525
---------------------------------------------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A 2                                                                      92,100         1,468,995
---------------------------------------------------------------------------------------------------------------------
Silgan Holdings, Inc.                                                                      242,300         8,967,523
---------------------------------------------------------------------------------------------------------------------
Sonoco Products Co.                                                                         11,000           348,150
---------------------------------------------------------------------------------------------------------------------
Temple-Inland, Inc.                                                                        118,200         5,067,234
                                                                                                     ----------------
                                                                                                          39,117,369

---------------------------------------------------------------------------------------------------------------------
METALS & MINING--4.3%
A. M. Castle & Co. 2                                                                        94,400         3,044,400
---------------------------------------------------------------------------------------------------------------------
AK Steel Holding Corp. 1,2                                                                 959,500        13,269,885
---------------------------------------------------------------------------------------------------------------------
Aleris International, Inc. 1,2                                                             176,100         8,074,185
---------------------------------------------------------------------------------------------------------------------
AMCOL International Corp. 2                                                                 91,200         2,403,120
---------------------------------------------------------------------------------------------------------------------
Amerigo Resources Ltd.                                                                     779,600         1,599,287
---------------------------------------------------------------------------------------------------------------------
Brush Engineered Materials, Inc. 1,2                                                       102,100         2,128,785
---------------------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                                 120,000        13,860,000
---------------------------------------------------------------------------------------------------------------------
Century Aluminum Co. 1,2                                                                   232,600         8,301,494
---------------------------------------------------------------------------------------------------------------------
Chaparral Steel Co. 1,2                                                                    181,715        13,087,114
---------------------------------------------------------------------------------------------------------------------
Cleveland-Cliffs, Inc. 2                                                                    92,100         7,302,609
---------------------------------------------------------------------------------------------------------------------
Commercial Metals Co.                                                                      284,000         7,298,800
---------------------------------------------------------------------------------------------------------------------
Compass Minerals International, Inc. 2                                                      37,600           938,120
---------------------------------------------------------------------------------------------------------------------
Dynatec Corp. 1                                                                          1,276,100         1,543,255
---------------------------------------------------------------------------------------------------------------------
FNX Mining Co., Inc. 1                                                                      36,900           350,390
---------------------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc. 2                                                               120,400         3,491,600
---------------------------------------------------------------------------------------------------------------------
Inmet Mining Corp.                                                                         111,200         4,153,937
---------------------------------------------------------------------------------------------------------------------
LionOre Mining International Ltd. 1                                                        300,700         1,632,395
---------------------------------------------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                                                       23,700           747,751
---------------------------------------------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                                                       26,600           842,688
---------------------------------------------------------------------------------------------------------------------
Metal Management, Inc.                                                                     240,700         7,370,234

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
METALS & MINING Continued
Olympic Steel, Inc. 2                                                                       61,100   $     2,162,329
---------------------------------------------------------------------------------------------------------------------
Quanex Corp. 2                                                                             315,273        13,578,808
---------------------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                                                              179,376        14,879,239
---------------------------------------------------------------------------------------------------------------------
RTI International Metals, Inc. 1,2                                                          41,400         2,311,776
---------------------------------------------------------------------------------------------------------------------
Ryerson, Inc. 2                                                                            217,400         5,869,800
---------------------------------------------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc. 2                                                         205,600         7,294,688
---------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc. 2                                                                     268,300        17,638,042
---------------------------------------------------------------------------------------------------------------------
Steel Technologies, Inc. 2                                                                  15,300           297,432
---------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                   38,700         2,713,644
---------------------------------------------------------------------------------------------------------------------
Wheeling-Pittsburgh Corp. 1,2                                                               48,100           956,709
---------------------------------------------------------------------------------------------------------------------
Worthington Industries, Inc. 2                                                             599,162        12,552,444
                                                                                                     ----------------
                                                                                                         181,694,960

---------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Buckeye Technologies, Inc. 1,2                                                              84,700           647,108
---------------------------------------------------------------------------------------------------------------------
Deltic Timber Corp. 2                                                                       32,100         1,809,477
---------------------------------------------------------------------------------------------------------------------
Glatfelter 2                                                                               212,200         3,367,614
---------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                    285,000         6,241,500
---------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp.                                                                          44,900         1,254,057
---------------------------------------------------------------------------------------------------------------------
Neenah Paper, Inc. 2                                                                         9,000           274,050
                                                                                                     ----------------
                                                                                                          13,593,806

---------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.9%
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
Alaska Communications Systems Group, Inc. 2                                                204,400         2,585,660
---------------------------------------------------------------------------------------------------------------------
AXXENT, Inc. 1,4                                                                           100,000                --
---------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                           168,100         6,244,915
---------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1                                                                    731,600         2,999,560


                   43 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Citizens Communications Co.                                                                479,200   $     6,253,560
---------------------------------------------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc.                                                     4,000           132,640
---------------------------------------------------------------------------------------------------------------------
Consolidated Communications Holdings, Inc.                                                  24,700           410,761
---------------------------------------------------------------------------------------------------------------------
CT Communications, Inc. 2                                                                   19,200           439,104
---------------------------------------------------------------------------------------------------------------------
FairPoint Communications, Inc. 2                                                           127,600         1,837,440
---------------------------------------------------------------------------------------------------------------------
General Communication, Inc., Cl. A 1,2                                                      77,400           953,568
---------------------------------------------------------------------------------------------------------------------
Golden Telecom, Inc. 2                                                                       8,600           218,010
---------------------------------------------------------------------------------------------------------------------
North Pittsburgh Systems, Inc. 2                                                            48,700         1,342,172
---------------------------------------------------------------------------------------------------------------------
Vonage Holdings Corp. 1,2                                                                  257,900         2,215,361
                                                                                                     ----------------
                                                                                                          25,632,751

---------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
@Road, Inc. 1                                                                              112,900           623,208
---------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp. 2                                                           36,300           188,760
---------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 1,2                                                     288,500         2,230,105
---------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 1                                                         83,800         3,976,310
---------------------------------------------------------------------------------------------------------------------
UbiquiTel, Inc. 1,2                                                                        662,700         6,852,318
                                                                                                     ----------------
                                                                                                          13,870,701

---------------------------------------------------------------------------------------------------------------------
UTILITIES--2.1%
---------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
ALLETE, Inc. 2                                                                              23,400         1,107,990
---------------------------------------------------------------------------------------------------------------------
Cleco Corp. 2                                                                              307,500         7,149,375
---------------------------------------------------------------------------------------------------------------------
El Paso Electric Co. 1,2                                                                    18,800           379,008

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
Green Mountain Power Corp.                                                                     800   $        27,192
---------------------------------------------------------------------------------------------------------------------
IDACORP, Inc. 2                                                                            161,600         5,541,264
---------------------------------------------------------------------------------------------------------------------
Pepco Holdings, Inc.                                                                       171,500         4,043,970
---------------------------------------------------------------------------------------------------------------------
UIL Holdings Corp. 2                                                                        56,500         3,180,385
                                                                                                     ----------------
                                                                                                          21,429,184

---------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.1%
Canadian Hydro Developers, Inc. 1                                                          406,000         1,883,974
---------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.9%
Atmos Energy Corp.                                                                         151,500         4,228,365
---------------------------------------------------------------------------------------------------------------------
Cascade Natural Gas Corp. 2                                                                  5,500           115,995
---------------------------------------------------------------------------------------------------------------------
Laclede Group, Inc. (The) 2                                                                 79,500         2,731,620
---------------------------------------------------------------------------------------------------------------------
New Jersey Resources Corp. 2                                                               117,100         5,477,938
---------------------------------------------------------------------------------------------------------------------
Nicor, Inc. 2                                                                              207,600         8,615,400
---------------------------------------------------------------------------------------------------------------------
Northwest Natural Gas Co. 2                                                                  9,600           355,488
---------------------------------------------------------------------------------------------------------------------
ONEOK, Inc.                                                                                183,300         6,239,532
---------------------------------------------------------------------------------------------------------------------
Peoples Energy Corp. 2                                                                     150,900         5,418,819
---------------------------------------------------------------------------------------------------------------------
Southwest Gas Corp. 2                                                                       32,300         1,012,282
---------------------------------------------------------------------------------------------------------------------
UGI Corp.                                                                                  214,300         5,276,066
                                                                                                     ----------------
                                                                                                          39,471,505

---------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
Alliant Energy Corp.                                                                       148,400         5,090,120
---------------------------------------------------------------------------------------------------------------------
Avista Corp. 2                                                                             373,000         8,515,590
---------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc. 2                                                                 407,200         5,090,000
---------------------------------------------------------------------------------------------------------------------
CH Energy Group, Inc. 2                                                                     76,400         3,667,200
---------------------------------------------------------------------------------------------------------------------
Energy East Corp.                                                                            2,500            59,825
---------------------------------------------------------------------------------------------------------------------
OGE Energy Corp. 2                                                                         127,000         4,448,810
                                                                                                     ----------------
                                                                                                          26,871,545
                                                                                                     ----------------

Total Common Stocks
(Cost $3,631,560,941)                                                                                  4,243,553,722


                   44 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
---------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc., 6% Cv., Non-Vtg.
(Cost $93,159)                                                                               1,740   $       119,181

                                                                                          PRINCIPAL
                                                                                            AMOUNT
-----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.5%
-----------------------------------------------------------------------------------------------------------------------
Undivided interest of 63.79% in joint repurchase agreement
(Principal Amount/Value $100,411,000, with a maturity value of $100,447,817)
with Cantor Fitzgerald & Co./Cantor Fitzgerald Securities, 4.40%, dated 6/30/06, to be repurchased at $64,071,484 on 7/3/06, collateralized by U.S. Treasury Bonds,
6.125%-8.75%, 8/15/20-11/15/27, with a value of $102,610,350
(Cost $64,048,000)                                                                     $    64,048,000       64,048,000
-----------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned)
(Cost $3,695,702,100)                                                                                     4,307,720,903

-----------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--24.0%
-----------------------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--2.1%
Ameriquest Mortgage Securities, Inc., Series 2005-R10, Cl. A2A, 5.40%, 7/25/06 5             9,392,124        9,392,124
-----------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Series 2005-17, Cl. 4AV1, 5.43%, 7/25/06 5            3,897,080        3,897,080
-----------------------------------------------------------------------------------------------------------------------
GE-WMC Mortgage Securities LLC, Series 2005-2, Cl. A2A, 5.42%, 7/25/06 5                     2,226,598        2,226,598

                                                                                          PRINCIPAL               VALUE
                                                                                            AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE Continued
GSAA Home Equity Trust, Series 2005-15, Cl. 2A1, 5.41%, 7/25/06 5                      $     4,060,631    $   4,060,631
-----------------------------------------------------------------------------------------------------------------------
Money Market Trust, Series A, 5.27%, 7/17/06 5                                               7,000,000        7,000,000
-----------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Series 2006 BC1,
Cl. A2A, 5.40%, 7/25/06 5                                                                   15,852,739       15,852,739
-----------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Series 2005-11, Cl. A4, 5.41%, 7/25/06 5            11,422,003       11,422,003
-----------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 5.38%, 9/15/06 5                                               34,584,750       34,584,750
-----------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 5.38%, 9/15/06 5                                                1,415,250        1,415,250
-----------------------------------------------------------------------------------------------------------------------
BANK FLOATING RATE NOTES--1.7%
Bank of America, 5.32%, 7/3/06 5                                                            17,999,711       17,999,711
-----------------------------------------------------------------------------------------------------------------------
National City Bank Cleveland, 5.36%, 7/3/06 5                                               11,998,256       11,998,256
-----------------------------------------------------------------------------------------------------------------------
U.S. Bank NA, 5.34%, 7/31/06 5                                                              17,995,043       17,995,043
-----------------------------------------------------------------------------------------------------------------------
World Savings Bank FSB, 5.25%, 7/19/06 5                                                    25,000,000       25,000,000
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--1.4%
Bavaria Universal Funding Corp., 5.15%, 7/5/06 5                                            34,855,362       34,855,362
-----------------------------------------------------------------------------------------------------------------------
Fortis Luxembourg Funding SA, 5%, 7/5/06 5                                                  24,735,313       24,735,313


                   45 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL             VALUE
                                                                                              AMOUNT        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GUARANTEED INVESTMENT
CONTRACT--1.3%
Metropolitan Life Insurance Co., 5.17%, 7/3/06 5                                  $       20,000,000   $    20,000,000
-----------------------------------------------------------------------------------------------------------------------
Protective Life Insurance Co., 5.18%, 7/26/06 5                                           15,000,000        15,000,000
-----------------------------------------------------------------------------------------------------------------------
Protective Life Insurance Co., 5.25%, 7/31/06 5                                           18,000,000        18,000,000
-----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.7%
Undivided interest of 6.67% in joint repurchase agreement (Principal
Amount/Value $300,000,000, with a maturity value of $300,135,000) with GX
Clarke, 5.40%, dated 6/30/06, to be repurchased at $20,009,000 on 7/3/06, collateralized by U.S. Agency Mortgages, 0%-7.625%, 7/5/06-7/15/32, with a value
of $306,002,614 5                                                                         20,000,000        20,000,000
-----------------------------------------------------------------------------------------------------------------------
Undivided interest of 3.86% in joint repurchase agreement (Principal
Amount/Value $4,500,000,000, with a maturity value of $4,502,006,250) with
Nomura Securities, 5.35%, dated 6/30/06, to be repurchased at $173,984,265 on
7/3/06, collateralized by U.S. Agency Mortgages, 0.00%--8.50%, 3/1/07--3/1/43,
with a value of $4,590,000,000 5                                                         173,906,732       173,906,732
-----------------------------------------------------------------------------------------------------------------------
Undivided interest of 5.15% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of $1,000,444,375) with Bank of America NA, 5.3325%, dated 6/30/06, to be repurchased at $51,570,198 on
7/3/06, collateralized by U.S. Agency Mortgages, 5%, 6/1/35, with a value of
$1,020,000,000 5                                                                          51,547,292        51,547,292
-----------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE--2.1%
CDC Financial Products, Inc., 5.41%, 7/3/06 5                                             30,000,000        30,000,000

                                                                                           PRINCIPAL             VALUE
                                                                                              AMOUNT        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE Continued
Citigroup Global Markets, Inc., 5.38%, 7/3/06 5                                   $       36,000,000   $    36,000,000
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, 5.41%, 7/3/06 5                                           25,000,000        25,000,000
-----------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--6.7%
American Express Credit Corp., 5.21%, 7/17/06 5                                            4,000,000         4,000,000
-----------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 5.02%, 7/5/06 5                                            5,003,844         5,003,844
-----------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 5.02%, 7/5/06 5                                            5,003,844         5,003,844
-----------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 5.07%, 7/18/06 5                                            25,000,000        25,000,000
-----------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 5.27%, 9/8/06 5                                             25,000,000        25,000,000
-----------------------------------------------------------------------------------------------------------------------
Bear Stearns, 5.37%, 7/3/06 5                                                             16,000,000        16,000,000
-----------------------------------------------------------------------------------------------------------------------
Beta Finance, Inc., 5.37%, 7/3/06 5                                                        4,998,736         4,998,736
-----------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 7/3/06 5                                                              3,000,000         3,000,000
-----------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 7/3/06 5                                                              3,000,000         3,000,000
-----------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 5.38%, 7/3/06 5                                                             13,995,083        13,995,083
-----------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 5.38%, 7/3/06 5                                                              6,997,546         6,997,546
-----------------------------------------------------------------------------------------------------------------------
Dorada Finance, Inc., 5.37%, 7/3/06 5                                                      3,000,000         3,000,000
-----------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp, 5.28%, 7/24/06 5                                                      2,000,000         2,000,000
-----------------------------------------------------------------------------------------------------------------------
Five Finance, Inc., 5.38%, 7/3/06 5                                                        3,999,325         3,999,325
-----------------------------------------------------------------------------------------------------------------------
Five Finance, Inc., 5.38%, 7/3/06 5                                                       18,996,663        18,996,663



                   46 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                           PRINCIPAL             VALUE
                                                                                              AMOUNT        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE Continued
Goldman Sachs Group, Inc., 5.47%, 7/3/06 5                                        $        5,000,000   $     5,000,000
-----------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.13%, 7/6/06 5                                                        3,000,000         3,000,000
-----------------------------------------------------------------------------------------------------------------------
Islandsbanki HF Corp., 5.34%, 7/24/06 5                                                   10,000,000        10,000,000
-----------------------------------------------------------------------------------------------------------------------
K2 (USA) LLC, 5.39%, 7/3/06 5                                                              5,997,366         5,997,366
-----------------------------------------------------------------------------------------------------------------------
Landsbanki Islands, 5.29%, 7/17/06 5                                                      26,000,000        26,000,000
-----------------------------------------------------------------------------------------------------------------------
LINKS Finance LLC, 5.37%, 7/3/06 5                                                         2,000,025         2,000,025
-----------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.36%, 7/31/06 5                                                  3,000,000         3,000,000
-----------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.37%, 7/3/06 5                                                  30,000,000        30,000,000
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 5.23%, 7/3/06 5                                                           22,000,000        22,000,000
-----------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc., 5.37%, 7/3/06 5                                                       7,000,000         7,000,000
-----------------------------------------------------------------------------------------------------------------------
Tango Finance Corp., 5.30%, 7/25/06 5                                                     20,000,204        20,000,204
-----------------------------------------------------------------------------------------------------------------------
Tango Finance Corp., 5.34%, 7/3/06 5                                                      14,999,596        14,999,596
-----------------------------------------------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--3.0%
Calyon NY, 5.32%, 7/3/06 5                                                                   999,986           999,986
-----------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston NY, 5.34%, 7/31/06 5                                           25,000,000        25,000,000
-----------------------------------------------------------------------------------------------------------------------
Natexis Banques Populaires NY, 5.22%, 7/17/06 5                                           27,995,377        27,995,377
-----------------------------------------------------------------------------------------------------------------------
Natexis Banques Populaires NY, 5.37%, 7/3/06 5                                             2,000,000         2,000,000

                                                                                           PRINCIPAL             VALUE
                                                                                              AMOUNT        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT Continued
Natexis Banques Populaires NY, 5.39%, 7/3/06 5                                    $        3,999,321   $     3,999,321
-----------------------------------------------------------------------------------------------------------------------
Nordea Bank New York, 5.32%, 7/3/06 5                                                     20,298,088        20,298,088
-----------------------------------------------------------------------------------------------------------------------
Unicredito Italiano NY, 4.98%, 7/5/06 5                                                   24,995,214        24,995,214
-----------------------------------------------------------------------------------------------------------------------
Unicredito Italiano NY, 5.32%, 7/3/06 5                                                   24,999,659        24,999,659
                                                                                                       ----------------
Total Investments Purchased with Cash Collateral from Securities
Loaned (Cost $1,031,168,761)                                                                             1,031,168,761
-----------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE
(COST $4,726,870,861)                                                                          124.3%    5,338,889,664
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                          (24.3)   (1,042,818,094)
                                                                                  -------------------------------------
NET ASSETS                                                                                     100.0%  $ 4,296,071,570
                                                                                  =====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 7 of accompanying Notes.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,679,946 or 0.06% of the Fund's net assets as of June 30, 2006.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2006 was $1,858,939, which represents 0.04% of the Fund's net assets, all of which is considered restricted. See Note 6 of accompanying Notes.

5. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   47 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2006
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $4,726,870,861)--see accompanying statement of investments   $ 5,338,889,664
---------------------------------------------------------------------------------------------------------
Cash                                                                                             787,563
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                            18,576,009
Investments sold                                                                              18,332,853
Interest and dividends                                                                         3,572,877
Other                                                                                             42,813
                                                                                         ----------------
Total assets                                                                               5,380,201,779

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                 1,031,302,158
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                         42,173,584
Shares of beneficial interest redeemed                                                         6,863,629
Distribution and service plan fees                                                             2,372,436
Transfer and shareholder servicing agent fees                                                    824,781
Shareholder communications                                                                       387,939
Trustees' compensation                                                                            30,400
Other                                                                                            175,282
                                                                                         ----------------
Total liabilities                                                                          1,084,130,209

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 4,296,071,570
                                                                                         ================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                               $       195,425
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 3,422,974,596
---------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                 (343,710)
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions               261,226,218
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                                612,019,041
                                                                                         ----------------
NET ASSETS                                                                               $ 4,296,071,570
                                                                                         ================


                   48 | OPPENHEIMER MAIN STREET SMALL CAP FUND

----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,584,254,180 and
116,028,292 shares of beneficial interest outstanding)                                                 $  22.27
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)        $  23.63
----------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $501,741,675 and 23,955,558 shares of beneficial
interest outstanding)                                                                                  $  20.94
----------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $600,330,503 and 28,568,791 shares of beneficial
interest outstanding)                                                                                  $  21.01
----------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $192,088,970 and 8,782,480 shares of beneficial
interest outstanding)                                                                                  $  21.87
----------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$417,656,242 and 18,090,048 shares of beneficial interest outstanding)                                 $  23.09

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   49 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2006
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $153,546)                                $    32,652,953
---------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                        3,355,814
---------------------------------------------------------------------------------------------------------
Interest                                                                                      2,395,350
---------------------------------------------------------------------------------------------------------
Other income                                                                                     63,068
                                                                                        ----------------
Total investment income                                                                      38,467,185

---------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------
Management fees                                                                              22,260,586
---------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                       5,051,303
Class B                                                                                       5,123,730
Class C                                                                                       5,429,086
Class N                                                                                         813,161
---------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                       5,161,952
Class B                                                                                       1,337,042
Class C                                                                                       1,161,010
Class N                                                                                         574,745
Class Y                                                                                          79,602
---------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                         403,842
Class B                                                                                         154,794
Class C                                                                                         113,942
Class N                                                                                          11,346
Class Y                                                                                             378
---------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                           41,687
---------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                      29,258
---------------------------------------------------------------------------------------------------------
Administration service fees                                                                       1,500
---------------------------------------------------------------------------------------------------------
Other                                                                                           241,023
                                                                                        -----------------
Total expenses                                                                               47,989,987
Less reduction to custodian expenses                                                             (1,688)
Less waivers and reimbursements of expenses                                                     (18,435)
                                                                                        -----------------
Net expenses                                                                                 47,969,864

---------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                          (9,502,679)


                   50 | OPPENHEIMER MAIN STREET SMALL CAP FUND

---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
---------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                              $   425,044,113
Foreign currency transactions                                                                  1,528,352
                                                                                         ----------------
Net realized gain                                                                            426,572,465
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                  117,509,025
Translation of assets and liabilities denominated in foreign currencies                        2,447,365
                                                                                         ----------------
Net change in unrealized appreciation                                                        119,956,390

---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $   537,026,176
                                                                                         ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   51 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                                          2006              2005
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment loss                                               $    (9,502,679)  $   (11,564,146)
----------------------------------------------------------------------------------------------------
Net realized gain                                                     426,572,465       249,472,058
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                 119,956,390        80,889,536
                                                                  ----------------------------------
Net increase in net assets resulting from operations                  537,026,176       318,797,448

----------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                              (123,396,354)     (125,319,501)
Class B                                                               (35,378,149)      (49,474,404)
Class C                                                               (36,694,343)      (43,432,706)
Class N                                                               (10,529,852)      (10,035,672)
Class Y                                                               (18,625,659)       (5,774,095)

----------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                               849,583,069       330,405,181
Class B                                                               (55,527,250)       17,405,073
Class C                                                                81,658,704        59,944,813
Class N                                                                48,842,294        41,110,533
Class Y                                                               159,430,395       205,189,367

----------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------
Total increase                                                      1,396,389,031       738,816,037
----------------------------------------------------------------------------------------------------
Beginning of period                                                 2,899,682,539     2,160,866,502
                                                                  ----------------------------------

End of period (including accumulated net investment loss of
$343,710 and $229,383, respectively)                              $ 4,296,071,570   $ 2,899,682,539
                                                                  ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   52 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A   YEAR ENDED JUNE 30,                              2006            2005            2004          2003          2002
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     20.17     $     19.52     $     14.78     $   15.12     $   15.02
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.02) 1         (.04) 1         (.10)         (.08)         (.08)
Net realized and unrealized gain (loss)                    3.59            2.65            4.84          (.26)          .19
                                                    -------------------------------------------------------------------------
Total from investment operations                           3.57            2.61            4.74          (.34)          .11
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      (1.47)          (1.96)             --            --          (.01)
-----------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                      $     22.27     $     20.17     $     19.52     $   14.78     $   15.12
                                                    =========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        18.22%          13.82%          32.07%        (2.25)%        0.71%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $ 2,584,254     $ 1,557,307     $ 1,177,389     $ 584,052     $ 512,337
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 2,040,757     $ 1,325,846     $   904,397     $ 490,057     $ 386,221
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (0.07)%         (0.20)%         (0.42)%       (0.59)%       (0.50)%
Total expenses                                             1.15%           1.19%           1.17%         1.39%         1.37%
Expenses after payments and waivers and
reduction to custodian expenses                            1.15%           1.19%           1.17%         1.36%         1.37%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     102%            132%            127%          117%          134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   53 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B   YEAR ENDED JUNE 30,                              2006            2005            2004          2003          2002
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     19.19     $     18.79     $     14.35     $   14.79     $   14.80
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.18) 1         (.18) 1         (.20)         (.14)         (.12)
Net realized and unrealized gain (loss)                    3.40            2.54            4.64          (.30)          .12
                                                    -------------------------------------------------------------------------
Total from investment operations                           3.22            2.36            4.44          (.44)           --
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      (1.47)          (1.96)             --            --          (.01)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $     20.94     $     19.19     $     18.79     $   14.35     $   14.79
                                                    =========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        17.29%          12.98%          30.94%        (2.98)%       (0.02)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $   501,742     $   510,183     $   482,028     $ 330,174     $ 285,102
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $   512,657     $   490,050     $   432,160     $ 268,057     $ 218,939
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (0.85)%         (0.98)%         (1.26)%       (1.34)%       (1.25)%
Total expenses                                             1.92%           1.97%           2.01%         2.21%         2.12%
Expenses after payments and waivers and
reduction to custodian expenses                            1.92%           1.97%           2.01%         2.11%         2.12%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     102%            132%            127%          117%          134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   54 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS C   YEAR ENDED JUNE 30,                            2006              2005            2004            2003           2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   19.24       $     18.82       $   14.36       $   14.79      $   14.81
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.16) 1           (.17) 1         (.17)           (.13)          (.10)
Net realized and unrealized gain (loss)                  3.40              2.55            4.63            (.30)           .09
                                                    -----------------------------------------------------------------------------
Total from investment operations                         3.24              2.38            4.46            (.43)          (.01)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                    (1.47)            (1.96)             --              --           (.01)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $   21.01       $     19.24       $   18.82       $   14.36      $   14.79
                                                    =============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      17.35%            13.07%          31.06%          (2.91)%        (0.09)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $ 600,331       $   473,099       $ 402,056       $ 238,717      $ 186,108
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 543,420       $   433,888       $ 340,201       $ 186,380      $ 127,393
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                     (0.79)%           (0.91)%         (1.17)%         (1.30)%        (1.23)%
Total expenses                                           1.87% 4           1.90% 4,5       1.91% 4,5       2.07% 4        2.12% 4
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   102%              132%            127%            117%           134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   55 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N   YEAR ENDED JUNE 30,                           2006            2005            2004            2003            2002
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    19.90      $    19.33      $    14.69      $    15.05      $    15.00
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.09) 1         (.10) 1         (.14)           (.11)           (.12)
Net realized and unrealized gain (loss)                 3.53            2.63            4.78            (.25)            .18
                                                  ----------------------------------------------------------------------------
Total from investment operations                        3.44            2.53            4.64            (.36)            .06
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                   (1.47)          (1.96)             --              --            (.01)
------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    21.87      $    19.90      $    19.33      $    14.69      $    15.05
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     17.79%          13.53%          31.59%          (2.39)%          0.38%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  192,089      $  129,631      $   84,678      $   41,474      $   14,557
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  162,869      $  105,497      $   65,107      $   24,417      $    5,924
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                    (0.40)%         (0.50)%         (0.77)%         (0.83)%         (0.66)%
Total expenses                                          1.49%           1.54%           1.61%           1.64%           1.65%
Expenses after payments and waivers and
reduction to custodian expenses                         1.48%           1.50%           1.52%           1.60%           1.65%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  102%            132%            127%            117%            134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   56 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS Y  YEAR ENDED JUNE 30,                            2006            2005            2004            2003            2002
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    20.76      $    19.94      $    15.03      $    15.27      $    15.11
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             .10 1           .08 1          (.03)           (.07)           (.10)
Net realized and unrealized gain (loss)                 3.70            2.70            4.94            (.17)            .27
                                                  ----------------------------------------------------------------------------
Total from investment operations                        3.80            2.78            4.91            (.24)            .17
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                   (1.47)          (1.96)             --              --            (.01)
------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    23.09      $    20.76      $    19.94      $    15.03      $    15.27
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     18.83%          14.41%          32.67%          (1.57)%          1.11%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  417,656      $  229,463      $   14,714      $    7,637      $    1,619
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  314,236      $   84,470      $   11,428      $    3,460      $      813
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   0.42%           0.39%           0.06%           0.00%           0.01%
Total expenses                                          0.66%           0.69%           0.70%           0.79%           0.97%
Expenses after payments and waivers and
reduction to custodian expenses                         0.66%           0.69%           0.70%           0.79%           0.93%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  102%            132%            127%            117%            134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   57 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Small Cap Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its


                   58 | OPPENHEIMER MAIN STREET SMALL CAP FUND trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                   59 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
    ------------------------------------------------------------------------
    $  103,897,217   $ 167,148,335            $ 113,394        $ 601,999,793

1. The Fund had $113,394 of post-October passive foreign investment company losses which were deferred.

2. During the fiscal year ended June 30, 2006, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended June 30, 2005, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for June 30, 2006. Net assets of the Fund were unaffected by the reclassifications.

                                   REDUCTION TO                 REDUCTION TO
                                    ACCUMULATED              ACCUMULATED NET
    INCREASE TO                  NET INVESTMENT                REALIZED GAIN
    PAID-IN CAPITAL                        LOSS             ON INVESTMENTS 4
    ------------------------------------------------------------------------
    $ 30,704,950                    $ 9,388,352                 $ 40,093,302

4. $30,704,950, including $18,935,124 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended June 30, 2006 and June 30, 2005 was as follows:

                                             YEAR ENDED           YEAR ENDED
                                          JUNE 30, 2006        JUNE 30, 2005
    ------------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                       $  39,998,944        $          --
    Long-term capital gain                  184,625,413          234,036,378
                                          ----------------------------------
    Total                                 $ 224,624,357        $ 234,036,378
                                          ==================================


                   60 | OPPENHEIMER MAIN STREET SMALL CAP FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

              Federal tax cost of securities    $ 4,736,890,109
                                                ===============

              Gross unrealized appreciation     $   710,126,293
              Gross unrealized depreciation        (108,126,500)
                                                ---------------
              Net unrealized appreciation       $   601,999,793
                                                ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the


                   61 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Fund during the period. At June 30, 2006, the Fund had $1,097 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                   YEAR ENDED JUNE 30, 2006       YEAR ENDED JUNE 30, 2005
                                   SHARES            AMOUNT        SHARES           AMOUNT
-------------------------------------------------------------------------------------------
CLASS A
Sold                           52,995,248   $ 1,162,183,582    29,883,300   $  581,531,206
Dividends and/or
distributions reinvested        5,536,169       115,207,421     6,060,495      117,210,057
Redeemed                      (19,694,701)     (427,807,934)  (19,074,602)    (368,336,082)
                              -------------------------------------------------------------
Net increase                   38,836,716   $   849,583,069    16,869,193   $  330,405,181
                              =============================================================

-------------------------------------------------------------------------------------------
CLASS B
Sold                            3,108,091   $    64,354,603     3,932,600   $   73,132,885
Dividends and/or
distributions reinvested        1,686,726        33,161,089     2,487,110       45,961,791
Redeemed                       (7,423,199)     (153,042,942)   (5,486,270)    (101,689,603)
                              -------------------------------------------------------------
Net increase (decrease)        (2,628,382)  $   (55,527,250)      933,440   $   17,405,073
                              =============================================================


                   62 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                   YEAR ENDED JUNE 30, 2006       YEAR ENDED JUNE 30, 2005
                                   SHARES            AMOUNT        SHARES           AMOUNT
-------------------------------------------------------------------------------------------
CLASS C
Sold                            7,327,220   $   152,216,805     6,186,055   $  115,132,419
Dividends and/or
distributions reinvested        1,629,148        32,126,716     2,070,707       38,349,492
Redeemed                       (4,976,579)     (102,684,817)   (5,028,179)     (93,537,098)
                               ------------------------------------------------------------
Net increase                    3,979,789   $    81,658,704     3,228,583   $   59,944,813
                               ============================================================

-------------------------------------------------------------------------------------------
CLASS N
Sold                            4,247,927   $    91,418,231     3,124,670   $   60,311,468
Dividends and/or
distributions reinvested          490,823        10,052,147       506,098        9,671,541
Redeemed                       (2,471,177)      (52,628,084)   (1,496,199)     (28,872,476)
                               ------------------------------------------------------------
Net increase                    2,267,573   $    48,842,294     2,134,569   $   41,110,533
                               ============================================================

-------------------------------------------------------------------------------------------
CLASS Y
Sold                            8,542,508   $   193,792,968    11,241,374   $  223,482,775
Dividends and/or
distributions reinvested          864,309        18,599,939       290,730        5,773,899
Redeemed                       (2,367,710)      (52,962,512)   (1,218,969)     (24,067,307)
                               ------------------------------------------------------------
Net increase                    7,039,107   $   159,430,395    10,313,135   $  205,189,367
                               ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended June 30, 2006, were as follows:

                                           PURCHASES             SALES
       ---------------------------------------------------------------
       Investment securities         $ 4,473,106,413   $ 3,614,036,650

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

FEE SCHEDULE JULY 1, 2005 TO DECEMBER 31, 2005       FEE SCHEDULE EFFECTIVE JANUARY 1, 2006
-----------------------------------------------------------------------------------------------
Up to $200 million of net assets          0.75%      Up to $200 million of net assets      0.75%
Next $200 million of net assets           0.72       Next $200 million of net assets       0.72
Next $200 million of net assets           0.69       Next $200 million of net assets       0.69
Next $200 million of net assets           0.66       Next $200 million of net assets       0.66
Over $800 million of net assets           0.60       Next $4.2 billion of net assets       0.60
                                                     Over $5 billion of net assets         0.58

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.


                   63 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended June 30, 2006, the Fund paid $8,101,497 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2006 for Class B, Class C and Class N shares were $4,087,011, $6,669,339 and $1,817,140, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.


                   64 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                    CLASS A        CLASS B        CLASS C        CLASS N
                     CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                   FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
               SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                 RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
YEAR ENDED       DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
----------------------------------------------------------------------------------------
June 30, 2006     $1,220,212         $2,897       $673,707        $51,076        $91,636

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended June 30, 2006, OFS waived $18,435 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2006, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:


                   65 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES Continued

                           ACQUISITION             VALUATION AS OF    UNREALIZED
SECURITY                         DATES       COST    JUNE 30, 2006  APPRECIATION
--------------------------------------------------------------------------------
Mission Oil & Gas, Inc.        1/18/05  $ 426,485      $ 1,009,033     $ 582,548
Tusk Energy Corp.             11/15/04    492,524          849,906       357,382
                                        ----------------------------------------
                                        $ 919,009      $ 1,858,939     $ 939,930
                                        ========================================

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2006, the Fund had on loan securities valued at $1,016,124,222, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Investments sold." Collateral of $1,031,302,158 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as


                   66 | OPPENHEIMER MAIN STREET SMALL CAP FUND nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                   67 | OPPENHEIMER MAIN STREET SMALL CAP FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER MAIN STREET SMALL CAP FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Small Cap Fund, including the statement of investments, as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Small Cap Fund as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
August 8, 2006


                   68 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Capital gain distributions of $1.2092 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 9, 2005. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended June 30, 2006 which are not designated as capital gain distributions should be multiplied by 14.09% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended June 30, 2006 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $27,613,155 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2007, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended June 30, 2006, $133,568,518 or 100% of the short-term capital gain distribution paid by the Fund qualifies as a short-term capital gain dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   69 | OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   70 | OPPENHEIMER MAIN STREET SMALL CAP FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH     PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE    HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                     THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                        COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,           Chairman of the following private mortgage banking companies: Cherry Creek
Chairman of the Board           Mortgage Company (since 1991), Centennial State Mortgage Company (since
of Trustees (since 2003),       1994), and The El Paso Mortgage Company (since 1993); Chairman of the fol-
Trustee (since 1999)            lowing private companies: Ambassador Media Corporation (since 1984) and
Age: 69                         Broadway Ventures (since 1984); Director of the following: Helmerich & Payne,
                                Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for
                                Christ (since 1991) and The Lynde and Harry Bradley Foundation, Inc. (non-profit organization) (since 2002); former Chairman of the following: Transland Financial
                                Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier
                                Insurance (insurance agency) (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-
                                2000); former Director of the following: UNUMProvident (insurance company)
                                (1991-2004), Storage Technology Corporation (computer equipment company)
                                (1991-2003) and International Family Entertainment (television channel) (1992-
                                1997); U.S. Senator (January 1979-January 1991). Oversees 38 portfolios in the
                                OppenheimerFunds complex.

ROBERT G. AVIS,                 Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 1999)            equity funds) (until February 2001); Chairman, President and Chief Executive
Age: 75                         Officer of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards
                                & Sons, Inc. (brokerage company) (until 2000) and A.G. Edwards Trust Company
                                (investment adviser) (until 2000); Vice Chairman and Director of A.G. Edwards,
                                Inc. (until March 1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March
                                1999); Chairman of A.G. Edwards Trust Company (until March 1999) and A.G.E.
                                Asset Management (investment adviser) (until March 1999). Oversees 38 portfo-
                                lios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                Assistant Secretary and Director of Centennial Asset Management Corporation
Trustee (since 1999)            (December 1991-April 1999); President, Treasurer and Director of Centennial
Age: 69                         Capital Corporation (June 1989-April 1999); Chief Executive Officer and Director
                                of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the
                                Manager (September 1987-April 1999). Oversees 38 portfolios in the
                                OppenheimerFunds complex.

EDWARD L. CAMERON,              Member of The Life Guard of Mount Vernon (George Washington historical site)
Trustee (since 1999)            (since June 2000); Director of Genetic ID, Inc. (biotech company) (March 2001-May
Age: 67                         2002); Partner at PricewaterhouseCoopers LLP (accounting firm) (July 1974-June
                                1999); Chairman of Price Waterhouse LLP Global Investment Management
                                Industry Services Group (accounting firm) (July 1994-June 1998). Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                  Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1999)            Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 64                         Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky
                                Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and since February 2005); Chairman and Director (until October 1996) and
                                President and Chief Executive Officer (until October 1995) of the Manager;
                                President, Chief Executive Officer and Director of the following: Oppenheimer


                   71 | OPPENHEIMER MAIN STREET SMALL CAP FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JON S. FOSSEL,                  Acquisition Corp. ("OAC") (parent holding company of the Manager), Shareholders
Continued                       Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees
                                38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                   Director of Colorado Uplift (charitable organization) (since September 1984). Mr.
Trustee (since 1999)            Freedman held several positions with the Manager and with subsidiary or affili-
Age: 65                         ated companies of the Manager (until October 1994). Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,            Trustee of Monterey Institute for International Studies (educational organiza-
Trustee (since 2002)            tion) (since February 2000); Board Member of Middlebury College (educational
Age: 59                         organization) (since December 2005); Director of The California Endowment
                                (philanthropic organization) (since April 2002); Director (February 2002-2005)
                                and Chairman of Trustees (since 2006) of the Community Hospital of Monterey
                                Peninsula; Director (October 1991-2005) and Vice Chairman (since 2006) of
                                American Funds' Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000);
                                Member of the investment committees of The Rockefeller Foundation (since
                                2001) and The University of Michigan (since 2000); Advisor at Credit Suisse First
                                Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005);
                                Trustee of MassMutual Institutional Funds (investment company) (1996-June
                                2004); Trustee of MML Series Investment Fund (investment company) (April
                                1989-June 2004); Member of the investment committee of Hartford Hospital
                                (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003).
                                Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,               Director of Jones International University (educational organization) (since
Trustee (since 2002)            August 2005); Chairman, Chief Executive Officer and Director of Steele Street
Age: 61                         State Bank (commercial banking) (since August 2003); Director of Colorado
                                UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family
                                Foundation (non-profit organization) (since 2000); Former Chairman of U.S.
                                Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National
                                Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July
                                2004); and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-
                                February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,       Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2000)            (investment company) (since 1996) and MML Series Investment Fund (invest-
Age: 64                         ment company) (since 1996); Trustee (since 1987) and Chairman (1994-2005) of the Investment Committee of the Worcester Polytech Institute (private univer-
                                sity); President and Treasurer of the SIS Funds (private charitable fund) (since
                                January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (com-
                                mercial bank) (January 1999-July 1999); and Executive Vice President of Peoples
                                Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999).
                                Oversees 40 portfolios in the OppenheimerFunds complex.


                   72 | OPPENHEIMER MAIN STREET SMALL CAP FUND

----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE AND          THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
OFFICER                         FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEF-
                                INITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER
                                FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR.
                                MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC.
                                AND ITS AFFILIATES.

JOHN V. MURPHY,                 Chairman, Chief Executive Officer and Director (since June 2001) and President
Trustee, President and          (since September 2000) of the Manager; President and director or trustee of
Principal Executive             other Oppenheimer funds; President and Director of OAC and of Oppenheimer
Officer (since 2001)            Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since
Age: 57                         July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                                Manager) (since November 2001); Chairman and Director of Shareholder
                                Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent sub-
                                sidiaries of the Manager) (since July 2001); President and Director of
                                OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial
                                Asset Management Corporation, Trinity Investment Management Corporation
                                and Tremont Capital Management, Inc. (since November 2001), HarbourView
                                Asset Management Corporation and OFI Private Investments, Inc. (since July
                                2001); President (since November 2001) and Director (since July 2001) of
                                Oppenheimer Real Asset Management, Inc.; Executive Vice President of
                                Massachusetts Mutual Life Insurance Company (OAC's parent company) (since
                                February 1997); Director of DLB Acquisition Corporation (holding company par-
                                ent of Babson Capital Management LLC) (since June 1995); Member of the
                                Investment Company Institute's Board of Governors (since October 3, 2003);
                                Chief Operating Officer of the Manager (September 2000-June 2001); President
                                and Trustee of MML Series Investment Fund and MassMutual Select Funds
                                (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                                Executive Officer and Director of MML Bay State Life Insurance Company
                                (September 1999-August 2000); Director of Emerald Isle Bancorp and Hibernia
                                Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June
                                1998). Oversees 86 portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                  THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. MONOYIOS,
OF THE FUND                     ZAVANELLI AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW
                                YORK 10281-1008, FOR MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON WAY, CENTENNIAL,
                                COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER
                                RESIGNATION, RETIREMENT DEATH OR REMOVAL.

NIKOLAOS D. MONOYIOS,           Senior Vice President of the Manager since October 2003; a Certified Financial
Vice President and Portfolio    Analyst. Formerly Vice President of the Manager (April 1998-September 2003).
Manager (since 2003)            An officer of 6 portfolios in the OppenheimerFunds complex.
Age: 56

MARK ZAVANELLI,                 Vice President of the Manager since November 2000; a Chartered Financial
Vice President and Portfolio    Analyst; an officer of 3 portfolios in the OppenheimerFunds complex. Prior
Manager (since 1999)            to joining the Manager in May 1998 he was President of Waterside Capital
Age: 35                         Management, a registered investment advisor (August 1995-April 1998).


                   73 | OPPENHEIMER MAIN STREET SMALL CAP FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

MARK S. VANDEHEY,               Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and Chief        March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial
Compliance Officer              Asset Management Corporation and Shareholder Services, Inc. (since June 1983);
(since 2004)                    Vice President and Director of Internal Audit of the Manager (1997-February
Age: 55                         2004). An officer of 86 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer and Principal         the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial and Accounting        Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Officer (since 1999)            Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
Age: 46                         Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
                                and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management,
                                Inc. (since November 2000), and OppenheimerFunds Legacy Program (since June
                                2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following:
                                OAC (since March 1999), Centennial Asset Management Corporation (March 1999-
                                October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003);
                                Principal and Chief Operating Officer of Bankers Trust Company-Mutual Fund
                                Services Division (March 1995-March 1999). An officer of 86 portfolios in the
                                OppenheimerFunds complex.

ROBERT G. ZACK,                 Executive Vice President (since January 2004) and General Counsel (since March
Vice President and              2002) of the Manager; General Counsel and Director of the Distributor (since
Secretary (since 2001)          December 2001); General Counsel of Centennial Asset Management Corporation
Age: 58                         (since December 2001); Senior Vice President and General Counsel of HarbourView
                                Asset Management Corporation (since December 2001); Secretary and General
                                Counsel of OAC (since November 2001); Assistant Secretary (since September
                                1997) and Director (since November 2001) of OppenheimerFunds International
                                Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer
                                Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real
                                Asset Management, Inc. (since November 2001); Senior Vice President, General
                                Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                Services, Inc. (since December 2001); Senior Vice President, General Counsel and
                                Director of OFI Private Investments, Inc. and OFI Trust Company (since November
                                2001); Vice President of OppenheimerFunds Legacy Program (since June 2003);
                                Senior Vice President and General Counsel of OFI Institutional Asset Management,
                                Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                December 2003); Senior Vice President (May 1985-December 2003), Acting General
                                Counsel (November 2001-February 2002) and Associate General Counsel (May
                                1981-October 2001) of the Manager; Assistant Secretary of the following:
                                Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial
                                Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                International Ltd. (September 1997-November 2001). An officer of 86 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                   74 | OPPENHEIMER MAIN STREET SMALL CAP FUND


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $42,500 in fiscal 2006 and $41,000 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees for 2006 or 2005.

The principal accountant for the audit of the registrant's annual financial statements billed $21,500 for 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Merger related consents and financial statement reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $7,680 in fiscal 2006 and no such fees in fiscal 2005to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $29,180 in fiscal 2006 and no such fees in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small Cap Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 08/08/2006